Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (5.3%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,292
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,482
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,459
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,421
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,031
	Auburn University College & University Revenue	3.250%	6/1/31	390	378
	Auburn University College & University Revenue	4.000%	6/1/35	2,800	2,777
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,596
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/30	800	877
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	403
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,444
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,138
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,287
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	740
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,001
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,460
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,506
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,254
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,740
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,310
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,589
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,057
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,767
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/29	3,500	3,648
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/30	4,000	4,201
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	700	714
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	750	766
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/32	800	861
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,805	2,805
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,970
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,086
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,201
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/27	1,000	1,042
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,698
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,901
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	120,620	121,186
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	13,665	14,532
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,285	43,917
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	68,595	68,540
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	520
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	119,945	120,373
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	350
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,000
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	774
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,199
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	876
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,508
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	103,275	103,760
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	101,470	106,043
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.960%	10/1/52	1,005	986
[2]	Black Belt Energy Gas District Natural Gas Revenue 67% of SOFR + 0.140%	4.971%	7/1/52	1,325	1,341
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,355	53,771
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	53,895	54,234
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	34,230	36,362
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,770	9,423
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	15,495	16,809
[3]	Black Belt Energy Gas District Natural Gas Revenue PUT	1.000%	7/1/31	52,750	56,269

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	48,395	52,958
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	245
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	213
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,004
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,150
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/30	1,450	1,537
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/30	800	828
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/30	1,450	1,543
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/30	750	778
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/31	1,500	1,602
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/31	700	728
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/31	1,500	1,646
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/31	1,000	1,042
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/32	800	853
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	2,595	2,823
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	22,000	24,434
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	42,120	45,574
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	693
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	687
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,527
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,862
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,961
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,080
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,055
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,013
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,114
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	32,325	34,720
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	448
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	214
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	556
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,016
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,638
[5]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	4.200%	8/1/24	9,710	9,710
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,457
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,783
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,036
	Jefferson County AL Sewer Revenue	5.000%	10/1/28	2,500	2,653
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,730	1,859
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,153
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	5,805	6,380
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,575	5,075
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	82,470	82,694
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.650%	1/10/25	7,395	7,393
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	1.000%	6/26/25	9,500	9,266
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	6,905	6,946
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,192
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,251
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,125
	Montgomery AL GO	3.000%	12/1/24	205	205
	Montgomery AL GO	3.000%	12/1/26	265	262
	Montgomery AL GO	3.000%	12/1/27	925	909
	Montgomery AL GO	3.000%	12/1/28	1,850	1,806
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	20,000	21,536
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/24	460	461
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	615	618
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	358
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	425	432
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,277
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	605	621
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,283
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	605	623
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/29	2,250	2,319
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/29	1,360	1,406
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/30	5,000	5,174

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/30	2,905	3,013
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	15,160	16,142
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/25	2,685	2,703
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/26	1,360	1,386
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/27	1,860	1,916
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/28	3,000	3,121
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/29	4,500	4,720
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/30	4,500	4,757
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	563
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	704
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,062
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,824
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	32,565	32,818
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	875
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	749
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,417
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	3,977
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,026
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,929
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,441
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	16,890	18,150
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	5,420	5,662
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	85,615	90,905
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	15,605	16,527
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,455
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,102
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,284
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,073
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,134
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,449
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	526
[4]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	427
[4]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,695	1,729
[4]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	595
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	829
[4]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	784
[4]	University of South Alabama College & University Revenue	5.000%	11/1/31	1,000	1,040
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	8,145	8,163
					1,589,362
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	4,400	4,397
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,025	6,390
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,170	4,535
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/24	210	211
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	280	287
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	356
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	460	479
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	375	394
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	385	408
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	390	417
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	360	388
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	925	1,003
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/29	975	1,065
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/30	875	957
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/25	1,875	1,893
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/26	4,940	5,054
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/31	3,970	3,978
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/33	1,300	1,301
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,801
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	1,000	1,016
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	4.000%	9/1/30	1,500	1,502
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,430	1,540
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,165	1,255
	Municipality of Anchorage AK GO	5.000%	9/1/29	3,010	3,297
	Municipality of Anchorage AK GO	5.000%	9/1/29	1,220	1,336

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipality of Anchorage AK GO	5.000%	9/1/30	3,160	3,514
	Municipality of Anchorage AK GO	5.000%	9/1/31	3,315	3,740
	Municipality of Anchorage AK GO	5.000%	9/1/31	2,700	3,046
	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,317
	North Slope Borough AK GO	5.000%	6/30/28	365	393
	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,160
	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,485
	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,342
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,247
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,092
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,352
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,725	1,854
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,901
					76,926
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	800	800
	Arizona Board of Regents College & University Revenue	5.000%	8/1/32	1,000	1,000
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue (Scottsdale Lincoln Hospital Project)	5.000%	12/1/32	3,400	3,421
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	8/1/24	16,530	16,530
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	8/1/24	6,905	6,905
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.860%	1/1/46	4,000	3,958
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.860%	11/4/25	1,370	1,372
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	601
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	755
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,010
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,010
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	760
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	865
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	10,920	11,506
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/29	1,200	1,192
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	365	378
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	128
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	166
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	131
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	1,210	1,209
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	805	798
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	240	238
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	605	598
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	250	247
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	129
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	465
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	264
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,550
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,625
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,713
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,738
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,670
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,677
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,689
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,576
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,270
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,635	2,721
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,593
[5,6]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	18,300	18,300
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/25	400	405
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/26	500	515
[5]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.400%	8/1/24	23,692	23,692
[5,6]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.400%	8/1/24	17,605	17,605
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.270%	8/1/24	20,000	20,000
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	175
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	76

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	76
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	17
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,316
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	10,166
[5]	Arizona State IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	19,645	19,645
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,185
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	169
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	118
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	345
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	439
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,950	18,179
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	927
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	5,000	5,000
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	905
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	304
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,017
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	117
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	104
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	263
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	320
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	96
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	82
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/25	200	200
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/26	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/27	225	227
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/29	2,150	2,165
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	540	529
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,490
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,125	2,200
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,565
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,865	1,961
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,249
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	637
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,177
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,677
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,770	2,989
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,706
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,310	3,605
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,540	3,667
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,000	2,070
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,022
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	11,505	11,543
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	12,898
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,420	6,601
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	12,510	13,252
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	16,435	17,996
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.180%	1/1/35	5,930	5,928
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,985	2,780
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,035	1,895
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,750	2,787
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/29	1,035	1,136
[4]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,285
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,791
[5]	Phoenix City IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	4.000%	7/1/25	960	960
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,745	3,745
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	404
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.600%	6/15/25	345	345
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/27	340	337
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/28	355	352
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/29	365	361
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,002
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	7,500	7,495
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,985	3,097
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/24	450	449
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/26	245	243
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/27	705	698
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/28	365	361

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/30	495	487
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/31	465	456
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	550
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	761
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,268
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.900%	4/1/29	15,000	15,000
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,484
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,543
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,693
					445,721
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,067
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,716
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,856
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/29	1,250	1,176
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,605	2,601
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,300	1,286
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,030	16,486
	Arkansas GO	5.000%	10/1/24	9,500	9,514
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,350
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	567
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,510
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	322
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,815
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,008
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,440
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,145
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,148
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,924
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,805
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,346
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,066
	Rogers AR Water Revenue	4.000%	11/1/29	140	140
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	3,984
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,262
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	407
					81,941
California (6.7%)
[4]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	828
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,418
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,590
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,294
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	13,390	13,235
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	11,320	11,242
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,627
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,185	20,880
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,727
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.910%	4/1/56	20,500	20,198
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.020%	4/1/56	20,000	19,621
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	4/1/56	9,375	9,330
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.860%	4/1/36	8,740	8,804
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,427
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	384
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	475
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,783
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	664
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	518
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/28	1,250	1,306
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,850	1,942
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/29	1,500	1,571
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/30	1,650	1,726
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/30	2,100	2,178
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	61,890	62,511
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	28,150	29,716
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	46,030	48,845
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	42,000	45,175
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	50,000	55,055
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	13,677
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	10,000	10,814

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	63,695	64,248
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	85,805	92,052
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	200	203
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	150	155
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	210	223
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	50	54
	California GO	4.000%	4/1/25	2,990	3,012
	California GO	5.000%	4/1/25	15,510	15,724
	California GO	5.000%	4/1/25	51,400	52,108
	California GO	5.000%	8/1/25	10,000	10,211
	California GO	5.000%	9/1/25	13,900	14,218
	California GO	3.000%	3/1/26	20,000	19,955
	California GO	5.000%	4/1/26	8,300	8,593
	California GO	5.000%	4/1/26	10,575	10,949
	California GO	5.000%	8/1/26	5,710	5,953
	California GO	5.000%	8/1/26	1,060	1,071
	California GO	5.000%	8/1/26	16,580	17,286
	California GO	5.000%	8/1/26	27,635	28,812
	California GO	4.000%	9/1/26	10,125	10,361
	California GO	5.000%	9/1/26	1,000	1,043
	California GO	5.000%	10/1/26	10,000	10,450
	California GO	5.000%	10/1/26	6,000	6,270
	California GO	4.000%	11/1/26	18,875	19,353
	California GO	5.000%	4/1/27	9,010	9,509
	California GO	3.500%	8/1/27	10,000	10,148
	California GO	5.000%	9/1/27	14,000	14,900
	California GO	5.000%	9/1/27	16,360	17,412
	California GO	4.000%	10/1/27	35,845	37,142
	California GO	5.000%	10/1/27	10,000	10,660
	California GO	5.000%	11/1/27	2,500	2,669
	California GO	5.000%	12/1/27	14,700	15,719
	California GO	5.000%	4/1/28	2,880	3,099
	California GO	5.000%	4/1/28	11,515	12,391
	California GO	5.000%	9/1/28	5,930	6,161
	California GO	5.000%	9/1/28	5,000	5,423
	California GO	5.000%	9/1/28	3,330	3,611
	California GO	5.000%	10/1/28	1,185	1,287
	California GO	5.000%	10/1/28	5,000	5,431
	California GO	5.000%	11/1/28	35,955	39,114
	California GO	5.000%	4/1/29	3,900	4,272
	California GO	4.000%	9/1/29	7,245	7,640
	California GO	5.000%	10/1/29	7,500	8,295
	California GO	5.000%	8/1/30	15,120	15,658
	California GO	5.000%	10/1/30	13,115	14,730
	California GO	4.000%	9/1/31	860	871
	California GO	4.000%	8/1/32	8,025	8,106
	California GO	5.000%	8/1/35	1,195	1,254
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,080	1,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,880	6,295
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,822
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	30,000	33,108
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,189
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	11,750	11,636
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	2,500	2,501
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,730
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	975
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,030
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	10,810	11,243
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	11,165	11,632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,555	11,566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,536
	California Health Facilities Financing Authority Revenue	5.000%	7/1/29	4,510	4,815
	California Health Facilities Financing Authority Revenue	5.000%	7/1/30	4,630	4,999
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	6,933	7,036
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,400
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,408
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	151

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	7,500	7,419
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	29,044
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	12/1/50	6,975	6,972
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,769
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	1,990
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,025	1,047
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,484
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	575	581
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,500
[5]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.350%	8/1/24	13,870	13,870
[5,6]	California Municipal Finance Authority Multi Family Housing Revenue TOB VRDO	4.350%	8/1/24	2,500	2,500
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,256
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,245
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	7,870	8,204
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,263
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,448
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	17,867
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,082
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,204
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,119
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,103
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,752
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,845
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	4,995
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,585
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,137
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,482
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,439
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,568
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,998
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,034
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,407
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,031
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,192
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,095	13,254
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	5,961
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,620
[5]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	8/1/24	100	100
	Cerritos Community College District GO	4.000%	8/1/31	9,505	9,506
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,675	1,638
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,085
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,039
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	799
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	286
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,120
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,386
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,653
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,431
	Los Angeles CA Unified School District GO	5.000%	7/1/29	15,000	16,592
	Los Angeles CA Unified School District GO	5.000%	7/1/30	37,155	41,650
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,256
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,029
[5,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.010%	8/1/24	5,860	5,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	5,002
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,065
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,087
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,251
[4]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	662
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,678
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,432
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,545	2,701
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	53,065	56,653
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,000
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	3,000	3,026

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,665	3,673
	Peralta Community College District GO	4.000%	8/1/31	5,500	5,500
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,476
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,793
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,607
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,225
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,018
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,402
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,932
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,342
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,097
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,100
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,536
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,152
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,429
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,165
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/29	2,595	2,649
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,821
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,552
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,161
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,414
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,538
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,001
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,600
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	10,000	10,028
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.930%	8/1/24	50,000	50,000
[5,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.930%	8/1/24	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,652
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	37,248
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,521
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,469
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/32	5,000	5,008
	San Mateo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31	1,000	1,016
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	162
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	168
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	142
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	540	548
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	137
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	750	759
	Solano County Community College District GO	5.000%	8/1/25	5,195	5,310
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,000	14,521
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	45,330	48,444
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	750	802
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,057
[3]	University of California College & University Revenue	5.000%	5/15/29	5,000	5,519
[3]	University of California College & University Revenue	5.000%	5/15/29	9,500	10,487
[3]	University of California College & University Revenue	5.000%	5/15/31	13,000	14,804
[3]	University of California College & University Revenue	5.000%	5/15/31	13,250	15,088
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	5,400	5,477
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	235
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	681
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	707
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	803
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	538
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	748
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	623
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	815
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	683
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	528
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	251
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	973
[4]	William S Hart Union High School District GO	0.000%	9/1/27	515	468
					2,010,968
Colorado (1.9%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,126
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,803
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,803
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	5,082	5,122
	Boulder County CO Sales Tax Revenue	2.000%	7/15/29	1,950	1,726

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boulder County CO Sales Tax Revenue	2.000%	7/15/30	1,500	1,302
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	3,027
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	205
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	103
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,438	17,400
	Colorado COP	5.000%	12/15/25	8,410	8,649
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,691
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	105
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	140
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,211
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	658
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	809
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,608
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,512
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,941
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	557
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	441
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,141
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,622
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,596
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	369
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,683
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,333
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	730	771
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	446
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,894
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,770	5,176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,830	1,987
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	25,220	27,412
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	3,000	3,325
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	6,055	6,495
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,098
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,040	1,077
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,250	3,650
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,555
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/24	100	100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	185	188
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/26	450	462
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/27	300	312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/28	1,125	1,192
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,050	4,082
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	22,925	23,368
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,292
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	42,465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,661
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	48,305	51,488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,075	10,766
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	10,500	11,390
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,100	18,784
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,500	7,201
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,264
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.160%	5/15/61	13,980	13,913
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,530
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	1,695	1,693
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,020	4,033
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	7,340	7,253
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,260	2,341

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,401
[5,6]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	13,050	13,050
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.530%	8/7/24	2,300	2,300
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.480%	12/1/25	4,860	4,861
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/25	500	511
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/27	400	422
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	250	271
[4]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	750	822
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,681
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,474
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,405
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/31	4,445	4,546
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,785	2,854
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,198
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	306
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,952
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	964
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.921%	9/1/39	5,280	5,280
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	4.321%	9/1/39	15,010	15,002
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,490
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,441
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	453
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	915	915
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	255
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	363
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	509
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	532
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/27	500	499
[4]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	880
[4]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,023
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/30	1,125	1,134
[4]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/27	225	236
[4]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/29	240	258
[4]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/30	325	354
[4]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/31	300	330
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,954
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,590	1,591
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,453
[5,6]	Pueblo County CO COP TOB VRDO	3.680%	8/1/24	7,500	7,500
	Regional Transportation District COP	5.000%	6/1/25	1,730	1,758
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,714
	Regional Transportation District COP	5.000%	6/1/26	1,000	1,037
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,889
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	810	820
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	600	616
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	620
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,691
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	628
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	900	949
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,120
	Trails at Crowfoot Metropolitan District No. 3 GO	4.375%	12/1/30	1,000	1,029
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	28,695	28,552
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,174
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,970	3,825
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,527
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	131
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	184
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	202
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	216
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	264
					577,499
Connecticut (1.5%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,600
	Colchester CT BAN GO	4.500%	10/17/24	2,125	2,129
	Connecticut GO	5.000%	4/15/25	7,075	7,176
	Connecticut GO	5.000%	5/15/25	10,000	10,160
	Connecticut GO	5.000%	9/15/25	5,345	5,468
	Connecticut GO	5.000%	10/15/25	2,115	2,168
	Connecticut GO	4.000%	5/15/26	1,175	1,198

Vanguard® Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	3.000%	6/1/26	5,000	5,004
Connecticut GO	4.000%	5/15/27	100	101
Connecticut GO	3.000%	6/1/27	5,000	4,978
Connecticut GO	5.000%	8/15/27	190	197
Connecticut GO	3.000%	6/1/28	6,875	6,830
Connecticut GO	5.000%	11/15/28	100	102
Connecticut GO	4.000%	1/15/30	3,500	3,672
Connecticut GO	5.000%	11/15/31	5,100	5,113
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	480	479
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	330	330
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	3,455	3,453
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,970	5,972
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,280	1,246
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,490	3,409
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	6,205	6,111
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,570	1,707
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	168
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	953
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,131
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,115
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	971
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	960
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/45	790	780
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/49	1,675	1,676
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.300%	11/15/24	250	248
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.400%	5/15/25	250	243
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.450%	11/15/25	350	336
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.550%	5/15/26	500	464
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.600%	11/15/26	850	771
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.700%	5/15/27	1,000	897
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.750%	11/15/27	1,000	884
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.850%	5/15/28	1,750	1,504
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Project)	0.900%	11/15/28	1,010	854
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,202
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,000	7,028
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,680
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,039
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	509
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,940
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	371
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,806
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,553
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,151
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	508
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,321
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,527
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,000	2,026
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	4,365	4,420
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,990	17,723
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,820	17,556
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,050	15,812
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	23,940	23,771
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	8,450	8,390
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	28,997
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	5,325	5,279

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,002
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	385
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,959
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	177
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,032
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	205
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,735	2,833
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,034
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,007
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,837
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	262
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,500	5,801
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,993
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,737
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	367
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,800	4,076
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,418
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	820	885
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,700	4,032
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,745	9,435
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	525	566
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,060
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	425	465
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,300	3,650
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	20,185	21,983
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	525	572
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,601
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,790
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	31,690	34,820
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	769
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	12,250	12,309
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	16,750	17,260
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,650	3,946
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	127
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	258
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,102
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	5,405	5,531
	Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,495	1,514
	Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,475	1,523
	Hartford CT Special Obligation Revenue	5.000%	4/1/27	2,120	2,230
	Hartford CT Special Obligation Revenue	5.000%	4/1/28	2,750	2,946
	Metropolitan District GO	3.000%	3/1/29	3,000	2,942
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,026
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	756
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,240	1,361
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,275	1,423
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,600	1,786
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,376
					449,939
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/26	120	117
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,968
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,434
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,260	1,273
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	818
					15,610
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	227
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	613
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,205	1,230
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,700	1,755
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	338
	District of Columbia College & University Revenue	5.000%	4/1/27	570	591
	District of Columbia College & University Revenue	5.000%	4/1/28	650	683
	District of Columbia College & University Revenue	5.000%	4/1/29	250	266
	District of Columbia GO	5.000%	6/1/26	3,205	3,327
	District of Columbia GO	5.000%	6/1/27	3,110	3,292

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/28	6,855	7,394
	District of Columbia GO	5.000%	6/1/29	9,230	10,140
	District of Columbia GO	5.000%	6/1/30	15,000	16,731
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	2,320	2,309
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	3,165	3,174
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,945
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,343
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,848
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,065	5,167
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,425
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,965	2,061
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,897
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/30	11,500	11,709
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,617
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,551
	District of Columbia Income Tax Revenue	5.000%	10/1/30	6,940	7,781
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,003
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	13,005	12,973
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,605	12,367
[5,6]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.680%	8/1/24	32,950	32,950
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.730%	8/1/24	18,384	18,384
[4,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.730%	8/1/24	12,725	12,725
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,280
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,165
					254,110
Florida (3.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	220
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,216
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	816
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,529
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	238
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,245
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	144
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,002
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	134
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	500
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,015	1,089
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,100	3,322
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,735	8,943
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	2,945	2,945
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,340	1,305
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,764
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,060
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,000	3,031
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,139
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,000	4,106
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,213
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	3,595	3,744
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,288
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	3,800	4,013
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,369
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	724
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	4,185	4,524
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,020
[4]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,069
[1,5]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.720%	8/1/24	1,860	1,860
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,158
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,743
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,348
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,353
	Broward County FL School District COP	5.000%	7/1/25	12,730	12,951
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,661
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,040
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
[5,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.760%	8/7/24	7,717	7,717

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,373
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,138
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,516
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,969
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,390	1,347
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,585	5,394
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	4.000%	12/15/24	115	115
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	550	547
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/28	345	346
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/30	1,020	1,023
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,820	2,908
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,185	2,389
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	1,000	1,108
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	3,000	3,324
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	201
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	850	955
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	11,350	11,418
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,250	2,439
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,925	2,055
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/27	1,080	1,081
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,110	3,055
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/31	500	505
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	403
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	113
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	402
[4]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,883
[4]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,469
[4]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,607
[4]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,114
[4]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,350
[4]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,720
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,339
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,132
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	422
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	424
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,163
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	378
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,245
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	795
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,856
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,089
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,221
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,752
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	2,365	2,344
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,517
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	1,004
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/27	295	283
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/28	395	375
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	319
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	398
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	805
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	743
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.500%	6/15/31	2,000	1,996
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/25	200	199
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/26	200	201
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/27	575	578
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/28	450	453
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	285	292
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	515	527
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	300	313
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	490
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,431
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	217
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	519
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,040	2,151

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,195
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,435	1,364
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,318
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,395	1,317
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	7,045	7,622
	Florida GO	5.000%	6/1/27	6,595	6,985
	Florida GO	4.000%	6/1/30	4,000	4,049
	Florida GO	4.000%	6/1/32	2,300	2,334
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,040
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	232
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	291
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	518
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	986
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,785
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	998
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	350
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	251
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	279
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,377
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,427
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,474
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	2,050	2,049
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	1,715	1,695
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	10,170	10,038
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	13,990	14,408
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,745	3,061
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,094
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,272
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	2,720	2,736
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	1,720	1,722
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	11,190	11,465
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	9,500	9,815
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	14,620	15,109
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,348
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,043
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,472
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,315
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	255
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	182
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	956
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,048
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,848
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,140
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,140
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	182
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	375
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	381
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	193
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	855	858
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/24	85	85
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,918
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	796
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,725
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/31	675	679
[4]	Hernando County School District COP	5.000%	7/1/28	3,825	3,944
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	173
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	195
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	241
	Hialeah FL Utility System Water Revenue	5.000%	10/1/30	1,700	1,837
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,075	6,726
[5]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.680%	8/1/24	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,324
[6]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.500%	8/7/24	10,235	10,235

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,013
	Hillsborough County School Board COP	5.000%	7/1/28	40	41
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,755
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,689
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,025
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	248
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,602
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,805
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,327
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,625
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,542
[5,6]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	42,260	42,260
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,808
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,070	1,153
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	27,844
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	383
[5]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	400	405
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	2,165	2,166
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	422
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	384
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,988
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	245
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	300
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,400	2,405
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	300	301
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	920	925
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
	Lee County School Board COP	5.000%	8/1/27	6,545	6,923
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,534
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,051
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	26,000	26,440
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,002
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/31	3,000	3,104
[4]	Manatee County School District Sales Tax Revenue	5.000%	10/1/32	3,750	3,868
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,131
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,708
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,762
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,225	1,228
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	1,780	1,787
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	863
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,170
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	888
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,109
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,255
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,353
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,610
[4,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,397
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/28	1,000	1,070
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	2,500	2,522
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,428
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,106
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	295
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,267
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	306
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,283
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,005
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,749
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,172
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,050
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	287
[3]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/27	430	456
[3]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	585	658
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,001
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,136
	Miami-Dade County FL GO	5.000%	7/1/33	4,500	4,650
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,033
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,500	1,553

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	811
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/33	1,215	1,217
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	226
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/29	120	123
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	386
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,518
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,653
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,087
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,752
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	998
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,013
	Miami-Dade County School Board COP	5.000%	2/1/25	635	641
	Miami-Dade County School Board COP	5.000%	5/1/25	155	157
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,296
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,004
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,118
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	125	125
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,938
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,601
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/31	500	502
	Miromar Lakes Community Development District Special Assessment Revenue	5.000%	5/1/28	1,230	1,237
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/31	500	504
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/28	1,510	1,502
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,546
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,649
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,757
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,869
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,991
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,938
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,210
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,490
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,919
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,192
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,628
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,425
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	9,740	9,717
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,175
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,017
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,280
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,387
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,508
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	609
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	570	577
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,078
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,504
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,368
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,772
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Presbyterian Retirement Communities Program)	5.000%	8/1/24	1,000	1,000
[5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/7/24	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Mutli-County Program)	4.000%	9/1/48	1,210	1,209
	Orange County School Board COP	5.000%	8/1/29	1,300	1,420
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	41
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/24	1,455	1,460
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,662
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,526
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	523
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	28,470	25,117
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,260
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	170
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	191
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	425	431
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	311
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	513
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	705
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	623
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	230
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	251

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	266
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	423
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	357
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	676
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	150
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	470
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,025	1,027
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	621
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	209
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	600	629
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	211
[5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/7/24	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,600
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,338
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,753
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,032
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	150	150
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	41,000	44,401
[1]	Pasco County School Board COP	5.000%	8/1/25	250	255
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	765
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	906
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	959
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,024
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	1,985
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,466
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	1,635	1,633
	Polk County FL Utility System Revenue	4.125%	10/1/32	1,025	1,025
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,668
	Port St. Lucie FL GO	4.000%	7/1/32	2,380	2,378
	Port St. Lucie FL GO	4.000%	7/1/33	5,550	5,537
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,230
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	950
[5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	3,000	3,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	195
	School Board of Miami-Dade County COP	5.000%	5/1/29	2,000	2,021
	School District of Broward County COP	5.000%	7/1/29	4,000	4,056
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	220	219
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/26	305	303
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/27	235	233
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	280	275
	Seminole FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,460
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,139
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,465
[5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/1/24	1,034	1,034
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,382
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,070	2,167
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,570
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,224
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/24	600	598
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/26	740	726
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/27	860	838
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/28	810	784
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,667
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,806
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	3,997
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,157
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	304
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	475	488
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	261
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,101
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,031
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,008
[5]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/28	1,415	1,416
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	243
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	3,730	3,765
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	505

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	2,500	2,548
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	540	546
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,559
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,124
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	1,405	1,399
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/31	625	630
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	340	343
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	270
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	395
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,071
					966,375
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,835	2,838
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	2,988
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,143
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,307
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,456
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,617
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/30	7,045	7,512
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/26	635	655
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/27	665	696
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/28	695	739
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,729
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,272
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,038
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,435
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,179
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,186
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,617
	Atlanta GA GO	5.000%	12/1/29	5,000	5,538
	Atlanta GA GO	5.000%	12/1/30	5,000	5,624
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	904
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,401
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,619
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	2.000%	9/1/24	3,339	3,332
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,445	9,727
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,184
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,138
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/30	895	937
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,395	1,464
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,214
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	8,787
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	134
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,296
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,940	13,240
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	873
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/30	2,305	2,387
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	822
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,623
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	2,290	2,291
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.375%	3/12/27	2,690	2,691
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Plant Vogtle Project) PUT	3.700%	6/13/28	1,820	1,848
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	7,485	7,347
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	422
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/34	2,560	2,603

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	434
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/26	210	217
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/28	250	266
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	460
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	911
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	471
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	497
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,063
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	2,300	2,480
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	2,000	2,183
[5,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	2,070	2,070
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,462
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	11,240	11,948
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	252
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	384
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,091
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,055
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,069
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	555
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,877
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/29	1,850	2,015
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/30	2,215	2,440
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/31	2,500	2,787
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	1,850	1,837
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	1,030	1,022
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,850	6,838
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,430	2,451
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,773
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,775
[5,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	1,455	1,455
[5,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	5,625	5,625
[5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/7/24	2,495	2,495
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	824
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	946
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	975
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	303
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	256
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	719
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	715
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	941
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (North East Georgia Health System Inc. Project)	5.000%	10/15/30	9,905	10,895
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,460	1,497
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,303
	Georgia GO	5.000%	2/1/25	2,000	2,020
	Georgia GO	4.000%	2/1/26	4,570	4,572
	Georgia GO	5.000%	7/1/26	8,820	9,173
	Georgia GO	4.000%	2/1/31	2,740	2,746
	Georgia GO	4.000%	2/1/31	4,000	4,026
	Georgia GO	4.000%	2/1/32	4,000	4,025
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,855
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	697
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,859
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,052
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	404
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	837
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	842

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,239
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	937
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,753
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,194
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,345
	Georgia Municipal Electric Authority Nuclear Revenue	3.375%	1/1/32	100	96
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/25	395	396
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,467
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	615	619
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/26	425	430
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	646
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,828
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/28	430	437
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	3,028
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	367
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	428
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	203
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	610
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	912
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	155
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	678
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	571
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	210
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	202
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	324
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	218
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,500	2,562
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	309
	Georgia Municipal Electric Authority Nuclear Revenue (Project No.1)	4.000%	1/1/28	220	222
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	505	509
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	160	161
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,384
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,039
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,477
[4,5,6]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.730%	8/1/24	8,960	8,960
[1,5]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.220%	8/1/24	9,320	9,320
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,596
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,006
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,013
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	150	151
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,014
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	10,000	10,207
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	177
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	976
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	8,841
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	335
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	290	292
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,039
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,534
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	253
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	489
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	351
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	350	356
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,329
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	280	286
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	579
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	636
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	500	513
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	490
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,220
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,100	1,138
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	825	853
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/28	1,000	1,039
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/28	1,500	1,598
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	4,976
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	2,700	2,817
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	1,050	1,095
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	700	730
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	2,250	2,358

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	750	786
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	3,040	3,185
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	2,750	2,898
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	2,940	3,083
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	950	996
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,738
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	2,355	2,478
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	1,000	1,052
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/30	3,500	3,708
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/31	950	1,000
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/31	900	951
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	95,595	95,653
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	91,916
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,390	20,545
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	91,860	92,452
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	38,085	40,039
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	18,910	19,067
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	84,305	89,837
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	26,437
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	105,585	112,876
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	52,690	55,896
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	25,000	26,839
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	46,945	50,009
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	12,390	13,347
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	629
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/27	425	445
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/28	530	564
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	3,270	3,300
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	2,990	3,017
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,282
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,282
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corporation Vogtle Project) PUT	1.500%	2/3/25	3,750	3,681
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	401
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	646
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	556
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	494
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,050	1,065
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	1,000	1,014
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/25	600	606
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/26	600	617
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/27	500	523
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	5.000%	4/1/28	920	974
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	856
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,840	1,947
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,495
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,280
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,855	5,365
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,450	4,956
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,490
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/29	1,795	1,782
					1,205,992
Guam (0.2%)
	Guam Department of Education COP	3.625%	2/1/25	320	319
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	936
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	506
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	990
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,100	1,189
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,091

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,335	1,457
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	363
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,316
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,380
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,866
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	515	523
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,523
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	589
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	300	313
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	457
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,525	2,666
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,500	1,596
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,097
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,558
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,002
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,505
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,591
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	500	510
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,227
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	500	518
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,035
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	450	473
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,439
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	500	533
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,837
					50,555
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,855	2,022
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,585	2,818
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	7/1/39	6,235	6,235
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	7/1/39	1,620	1,620
	Hawaii GO	4.000%	4/1/29	3,300	3,339
	Hawaii GO	5.000%	10/1/29	1,250	1,301
	Hawaii GO	4.000%	10/1/30	1,885	1,898
	Hawaii GO	4.000%	8/1/32	4,500	4,500
	Hawaii GO	4.000%	8/1/33	4,660	4,660
	Hawaii GO	4.000%	8/1/34	10,000	9,939
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,943
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,854
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,079
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,300	4,421
					47,629
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	4.000%	9/1/26	250	255
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,050	1,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	123
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,085	1,094
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	234
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	920	936
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	279
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	427
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,912
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,000	885
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,664
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	936
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	755	755
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,200	2,425
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	571
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	471
					19,017
Illinois (7.1%)
[4]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,006
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/31	1,185	1,185
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	557
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	236
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	669

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	379
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	720
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	346
	Chicago Board of Education	5.000%	12/1/32	2,000	2,065
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	650	668
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,699
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,649
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,003
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,064
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,536
[4]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,822
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,172
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,153
[9]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,849
[9]	Chicago Board of Education GO	0.000%	12/1/25	6,220	5,908
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,252
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,793
[4]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,562
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,532
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,013
[10]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,472
	Chicago Board of Education GO	0.000%	12/1/26	17,205	15,624
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,699
[9,11]	Chicago Board of Education GO	0.000%	12/1/26	95	87
	Chicago Board of Education GO	5.000%	12/1/26	10,675	10,909
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,171
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,937
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,482
[11,12]	Chicago Board of Education GO	5.500%	12/1/26	10,475	10,905
[10]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,274
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,374
	Chicago Board of Education GO	0.000%	12/1/27	500	435
[9]	Chicago Board of Education GO	0.000%	12/1/27	1,060	926
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,872
[4]	Chicago Board of Education GO	5.000%	12/1/27	550	572
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,716
[4]	Chicago Board of Education GO	5.000%	12/1/27	4,450	4,626
	Chicago Board of Education GO	5.000%	12/1/27	3,860	3,978
[10]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,156
[9]	Chicago Board of Education GO	0.000%	12/1/28	13,020	10,865
[9,11]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,535
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,156
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,533
[9]	Chicago Board of Education GO	0.000%	12/1/29	600	478
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,200
	Chicago Board of Education GO	5.000%	12/1/30	11,645	12,139
[4]	Chicago Board of Education GO	5.000%	12/1/30	5,340	5,604
	Chicago Board of Education GO	5.000%	12/1/30	1,820	1,922
	Chicago Board of Education GO	5.000%	12/1/30	4,535	4,648
[4]	Chicago Board of Education GO	5.000%	12/1/30	3,180	3,341
[10]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,627
[5]	Chicago Board of Education GO	6.750%	12/1/30	1,065	1,161
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,205	876
	Chicago Board of Education GO	5.000%	12/1/31	2,000	2,084
	Chicago Board of Education GO	5.000%	12/1/31	7,590	7,985
	Chicago Board of Education GO	5.000%	12/1/31	6,045	6,249
[4]	Chicago Board of Education GO	5.000%	12/1/31	4,640	4,867
	Chicago Board of Education GO	5.000%	12/1/31	5,000	5,114
	Chicago Board of Education GO	5.000%	12/1/32	1,650	1,719
[4]	Chicago Board of Education GO	5.000%	12/1/32	2,800	2,939
[4]	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,097
	Chicago Board of Education GO	5.125%	12/1/32	1,255	1,258
[4]	Chicago Board of Education GO	5.000%	12/1/33	2,850	2,991
	Chicago Board of Education GO	5.000%	12/1/34	2,060	2,123
	Chicago Board of Education GO	5.000%	12/1/34	12,960	13,229
	Chicago Board of Education GO	5.000%	12/1/34	2,000	2,041
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,350
[5]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,667	1,667
	Chicago IL GO	0.000%	1/1/25	1,130	1,112
	Chicago IL GO	5.000%	1/1/25	13,180	13,240

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/25	3,100	3,114
	Chicago IL GO	5.000%	1/1/26	330	331
	Chicago IL GO	5.000%	1/1/26	6,020	6,124
	Chicago IL GO	5.000%	1/1/26	10,920	11,109
	Chicago IL GO	5.000%	1/1/26	1,260	1,265
	Chicago IL GO	5.000%	1/1/26	1,565	1,571
	Chicago IL GO	5.000%	1/1/27	9,450	9,716
	Chicago IL GO	5.000%	1/1/27	645	654
	Chicago IL GO	5.000%	1/1/28	8,655	9,004
	Chicago IL GO	5.000%	1/1/28	2,450	2,549
	Chicago IL GO	4.000%	1/1/29	6,127	6,189
	Chicago IL GO	5.000%	1/1/29	5,210	5,486
	Chicago IL GO	5.000%	1/1/29	3,670	3,865
	Chicago IL GO	5.000%	1/1/29	2,500	2,529
	Chicago IL GO	4.000%	1/1/30	6,336	6,397
	Chicago IL GO	5.000%	1/1/30	7,320	7,777
	Chicago IL GO	5.000%	1/1/30	5,285	5,615
	Chicago IL GO	5.625%	1/1/30	9,010	9,331
	Chicago IL GO	0.000%	1/1/31	5,020	3,876
	Chicago IL GO	5.000%	1/1/31	515	519
	Chicago IL GO	5.625%	1/1/31	4,500	4,659
	Chicago IL GO	5.500%	1/1/33	7,985	8,026
	Chicago IL GO, ETM	0.000%	1/1/26	300	286
[9]	Chicago IL GO, ETM	0.000%	1/1/26	235	224
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	920
[9]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	921
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,886
[9]	Chicago IL GO, ETM	0.000%	1/1/28	100	89
	Chicago IL GO, Prere.	5.000%	1/1/25	2,285	2,303
	Chicago IL GO, Prere.	5.000%	1/1/25	1,720	1,731
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,518
[8]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,225
	Chicago IL PUT Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,101
[1,5]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.680%	8/1/24	6,200	6,200
[1,5,6]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.730%	8/1/24	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,008
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,577
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,005	4,036
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,048
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	500	514
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,604
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	700	744
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,170	2,256
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,868
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	675	730
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,129
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,095
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	465	491
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,681
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,140	2,150
[4,5]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.730%	8/1/24	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,733
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,114
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,099
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,803
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,437
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,281
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,000	1,033
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,000	3,097
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,053
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,799
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,032
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,000	2,065
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,035
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	826
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,760
[10]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	14,805	15,770
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,000	1,030
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,114
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,166

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	848
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,655	1,660
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,700	1,705
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	120
[4]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,890
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/34	1,500	1,504
[4,5]	Chicago IL Waterworks Water Revenue TOB VRDO	3.730%	8/1/24	10,125	10,125
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,880
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,331
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,255
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,103
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,232
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	756
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	837
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,125	1,131
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,193
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,330	3,350
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,874
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	357
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,492
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	337
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,709
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,515
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	100
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,244
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,914
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	5,965
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,909
	Chicago Park District GO	5.000%	11/15/24	680	683
	Chicago Park District GO	4.000%	1/1/25	390	391
	Chicago Park District GO	5.000%	1/1/25	625	629
	Chicago Park District GO	5.000%	1/1/25	315	315
	Chicago Park District GO	5.000%	1/1/25	300	301
[1]	Chicago Park District GO	5.000%	1/1/25	200	201
	Chicago Park District GO	5.000%	11/15/25	1,430	1,461
	Chicago Park District GO	5.000%	1/1/26	1,000	1,024
[1]	Chicago Park District GO	5.000%	1/1/26	550	563
	Chicago Park District GO	5.000%	11/15/26	1,500	1,558
	Chicago Park District GO	5.000%	1/1/27	925	945
[1]	Chicago Park District GO	5.000%	1/1/27	650	675
	Chicago Park District GO	5.000%	1/1/27	1,000	1,041
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,056
	Chicago Park District GO	5.000%	1/1/28	1,110	1,175
	Chicago Park District GO	5.000%	1/1/29	750	806
	Chicago Park District GO	5.000%	1/1/29	1,875	2,015
	Chicago Park District GO	5.000%	1/1/30	1,700	1,853
	Chicago Park District GO	5.000%	1/1/30	1,320	1,439
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	1,997
	Chicago Park District GO	5.000%	1/1/31	700	772
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,018
[1,5]	Chicago Park District GO TOB VRDO	3.690%	8/1/24	12,000	12,000
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,184
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,465
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,644
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,952
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,566
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	9,015	9,401
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,868
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,250	5,542
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,653
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,845	6,252
[1,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.730%	8/1/24	3,070	3,070

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/28	1,600	1,705
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,079
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,250	1,365
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,555	1,712
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,694
[4]	Cook County IL GO	5.000%	11/15/26	3,710	3,878
	Cook County IL GO	5.000%	11/15/27	1,205	1,248
	Cook County IL GO	5.000%	11/15/28	2,705	2,803
	Cook County IL GO	5.000%	11/15/28	350	377
	Cook County IL GO	5.000%	11/15/29	3,600	3,934
	Cook County IL GO	5.000%	11/15/30	2,200	2,282
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	676
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	370
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	311
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	153
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	300
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	330
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	1,017
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,112
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,276
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,335
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,701
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	678
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,062
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,120
[1]	Crestwood IL GO	5.000%	12/15/28	1,820	1,922
[1]	Crestwood IL GO	5.000%	12/15/29	1,910	2,041
[1]	Crestwood IL GO	5.000%	12/15/31	1,345	1,463
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	494
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	617
	Elk Grove Village IL GO	3.000%	1/1/25	560	559
[4]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,017
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,967
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,920	8,372
[5]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/30	630	623
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/31	265	265
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,236
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	251
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	903
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,313
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	276
	Illinois Finance Authority College & University Revenue	5.000%	4/1/26	345	353
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	529
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	698
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,450	1,523
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	731
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	308
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,805	1,931
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	400	421
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	769
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	534
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	2,015	2,192
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	6,000	6,635
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	800	858
	Illinois Finance Authority College & University Revenue	4.125%	12/1/30	1,505	1,425
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	1,175	1,272
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	11,935	13,393
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	325	330
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/27	425	439
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/29	940	988
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	200	212
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/31	205	218
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/32	215	230
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/25	875	877
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/28	400	407
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/29	920	937

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/30	335	341
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/31	370	377
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/32	225	229
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/25	100	102
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/26	225	232
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,656
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,381
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,670	7,758
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,577
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,840	1,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,633
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,455
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,698
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,281
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,848
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,685
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,022
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,250	3,289
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,132
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,890	1,947
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	650	668
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,802
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,434
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,545
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,905
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	940	964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,420	1,480
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	1,010	993
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,602
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,030	1,053
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,125	1,135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Network)	4.000%	11/1/30	770	774
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	8,325	8,366
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,145	12,298
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,040	14,406
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	8,730	9,131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,532
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,197
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,116
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.940%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	5/1/42	1,405	1,384
	Illinois Finance Authority Intergovernmental Agreement Revenue (Downers Grove Community High School District No. 99 Project)	5.000%	12/15/24	720	725
	Illinois Finance Authority Intergovernmental Agreement Revenue (Downers Grove Community High School District No. 99 Project)	5.000%	12/15/25	1,000	1,027
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,154
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.931%	11/1/34	10,380	10,377
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,087
	Illinois GO	5.000%	10/1/24	765	767
	Illinois GO	5.000%	10/1/24	5,000	5,014
	Illinois GO	5.000%	11/1/24	36,340	36,494
	Illinois GO	5.000%	2/1/25	550	551
	Illinois GO	4.000%	3/1/25	750	753
	Illinois GO	5.000%	3/1/25	6,500	6,566

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	4/1/25	4,170	4,175
	Illinois GO	5.000%	5/1/25	280	280
	Illinois GO	5.000%	5/1/25	2,500	2,533
	Illinois GO	5.000%	5/1/25	3,200	3,242
	Illinois GO	5.500%	5/1/25	3,000	3,050
	Illinois GO	6.000%	5/1/25	150	153
	Illinois GO	5.000%	7/1/25	7,750	7,874
	Illinois GO	5.000%	11/1/25	39,075	39,931
[1]	Illinois GO	5.000%	11/1/25	10,000	10,223
	Illinois GO	5.000%	12/1/25	500	512
	Illinois GO	5.000%	12/1/25	660	675
	Illinois GO	5.000%	1/1/26	3,680	3,771
	Illinois GO	5.000%	2/1/26	3,125	3,129
	Illinois GO	5.000%	2/1/26	8,900	9,131
	Illinois GO	5.000%	3/1/26	3,250	3,338
	Illinois GO	5.000%	3/1/26	10,000	10,272
[4]	Illinois GO	5.000%	4/1/26	2,500	2,503
	Illinois GO	5.000%	5/1/26	6,550	6,558
	Illinois GO	5.000%	5/1/26	5,000	5,150
	Illinois GO	5.500%	5/1/26	8,675	9,009
	Illinois GO	5.000%	7/1/26	5,795	5,985
	Illinois GO	5.000%	11/1/26	25,940	26,931
	Illinois GO	5.000%	11/1/26	3,500	3,634
	Illinois GO	5.000%	1/1/27	1,750	1,788
	Illinois GO	5.000%	3/1/27	7,935	8,280
	Illinois GO	5.000%	4/1/27	2,585	2,588
	Illinois GO	5.000%	5/1/27	4,280	4,285
	Illinois GO	5.000%	5/1/27	7,000	7,323
	Illinois GO	5.000%	6/1/27	1,400	1,438
	Illinois GO	5.000%	10/1/27	1,500	1,579
	Illinois GO	5.000%	11/1/27	19,070	20,098
	Illinois GO	5.000%	1/1/28	625	638
	Illinois GO	5.500%	1/1/28	240	257
	Illinois GO	5.000%	2/1/28	1,075	1,118
	Illinois GO	4.000%	3/1/28	3,000	3,061
	Illinois GO	5.000%	3/1/28	805	853
	Illinois GO	5.000%	5/1/28	1,555	1,557
	Illinois GO	5.000%	5/1/28	5,000	5,308
	Illinois GO	5.000%	5/1/28	5,000	5,308
	Illinois GO	5.000%	6/1/28	890	913
	Illinois GO	5.000%	10/1/28	3,000	3,203
	Illinois GO	5.000%	11/1/28	23,700	24,888
	Illinois GO	5.000%	11/1/28	2,895	3,095
	Illinois GO	5.000%	2/1/29	4,590	4,781
	Illinois GO	5.250%	2/1/29	350	350
	Illinois GO	5.000%	4/1/29	1,320	1,321
	Illinois GO	5.000%	5/1/29	2,525	2,718
	Illinois GO	3.500%	6/1/29	2,410	2,373
	Illinois GO	5.000%	7/1/29	25,000	26,968
	Illinois GO	5.000%	11/1/29	28,550	29,981
	Illinois GO	5.000%	1/1/30	1,000	1,020
	Illinois GO	5.000%	5/1/30	2,580	2,813
[4]	Illinois GO	4.000%	2/1/31	1,500	1,515
	Illinois GO	5.000%	10/1/31	3,320	3,519
	Illinois GO	5.000%	10/1/31	2,400	2,544
	Illinois GO	4.125%	11/1/31	2,240	2,256
	Illinois GO	5.000%	12/1/31	1,000	1,047
	Illinois GO	5.000%	11/1/32	4,255	4,372
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	564
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	4,785	4,780
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,850	2,852
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,625	1,631
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,225	1,217
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	10,390	10,111
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	21,040	20,750
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	17,710	17,984
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	10,895	11,365
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	4,300	4,405
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	2,003
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,020	3,032

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,045	2,092
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,170	1,197
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	11,318	11,581
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,010
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.610%	5/15/50	3,750	3,755
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,200
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,630
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	3,180	3,222
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,934
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,960
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,077
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,385
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	384
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,782
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,292
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	131
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,070
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,260
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,392
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,415
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	897
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	1,030
	Illinois Sales Tax Revenue	3.000%	6/15/31	10,385	9,905
	Illinois Sales Tax Revenue	3.000%	6/15/34	300	277
[1]	Illinois Sales Tax Sales Tax Revenue	5.000%	6/15/32	1,325	1,391
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,081
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,531
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,100	2,211
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,500	2,629
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	6,820	7,270
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,194
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,347
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	7,110	7,134
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,820	1,826
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,186
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,811
[10]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,483
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,590
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,370
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,628
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,027
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,381
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	206
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,666
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	750	794
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	785	831
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	4,125	4,143
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	948
[12]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	879
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	174
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	358
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	228
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	426
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	221
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,467
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,088
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,522
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,705
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,088
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,566
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,477
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,607
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,529
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,014
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/31	1,215	1,216
	McLean County Public Building Commission (Non-Terminable) Revenue	4.000%	12/1/32	1,815	1,816
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,955	6,864
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,117

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,987
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,020
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	4,305	4,034
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,540	10,610
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,144
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	54
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,240
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	10,450	9,092
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,355	2,461
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,920
[11,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,365	1,423
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,646
[4,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	8,101
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	7,906
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/27	3,000	3,080
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,345
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	7,500	7,881
[5,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.660%	8/1/24	6,750	6,750
[4,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.770%	8/1/24	8,341	8,341
[4,11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.500%	6/15/29	1,770	1,846
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/26	975	978
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/28	1,245	1,259
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/30	1,555	1,592
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/31	1,730	1,769
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,960
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,550
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,110	7,368
[4]	Mundelein IL GO	4.000%	12/15/25	500	505
[4]	Mundelein IL GO	4.000%	12/15/26	500	510
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,548
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	109
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	177
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	1,310	1,316
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	505
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,482
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,280
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	339
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	342
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	346
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	690	740
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,109
[1]	Peoria IL GO	4.000%	1/1/25	750	752
[1]	Peoria IL GO	4.000%	1/1/26	250	252
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	3,810	3,609
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	42,244
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	4,220	4,362
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	768
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/35	4,930	4,937
	Romeoville IL GO	5.000%	12/30/25	3,315	3,393
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,765
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	2,975
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	15,949
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,479
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,739
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,763
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,058
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,823
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,120
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,822
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,838
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,074
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,308
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	567
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,183
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	7,200	7,200
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	3,510	3,510
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.710%	8/1/24	3,990	3,990
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,643
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,112

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,635
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,040
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,532
[9]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	301
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	202
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	179
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	217
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	758
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	287
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	401
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	386
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	453
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	1,977
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	766
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,462
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,565	5,609
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,079
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,008
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,014
	Springfield IL GO	3.250%	12/1/30	1,085	1,048
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	701
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,732
	University of Illinois College & University Revenue	5.000%	10/1/28	485	514
	University of Illinois College & University Revenue	5.000%	10/1/29	965	1,032
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,242
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	750
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,344
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,407
	Wheeling IL GO	4.000%	12/1/26	1,995	2,037
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	413
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	281
[4]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	855	789
[4]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/26	145	135
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/25	330	334
	Will County IL (Renewable Natural GAS Project) GO	5.000%	11/15/27	1,045	1,111
	Will County IL (Renewable Natural GAS Project) GO	5.000%	11/15/28	1,000	1,082
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,211
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,298
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,143
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,493
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,532
					2,129,505
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	407
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,047
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	500	523
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	374
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	500	535
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	539
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	353
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	500	543
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	547
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	500	554
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	781
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	353
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	359
	Brownsburg 1999 School Building Corp. Miscellaneous Revenue BAN	5.000%	6/1/25	1,550	1,557
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,005
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,082
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,935
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,981
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,033
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,185
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	107
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,305
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	506
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	521
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	542
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,850

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	737
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,100
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	591
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	914
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,944
[3]	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	11,980	11,980
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,207
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	202
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	229
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	282
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	284
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,315	1,315
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	793
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	829
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	423
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,377
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,594
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,138
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,063
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,373
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,064
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,126
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,196
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	434
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	350
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	344
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	291
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	286
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	276
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	544
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,174
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,275	5,329
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,527
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,289
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,913
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,150
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,664
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	382
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,221
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,380
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,434
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,584
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	399
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	750	765
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	839
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	1,460	1,463
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	740	767
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	1,225	1,285
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,000	2,004
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,345	1,424
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/29	1,410	1,470
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,142
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,196
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,210	4,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	17,886
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	32,015	35,182
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	10,000	11,209
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.910%	3/1/39	3,055	3,014
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	9,415	9,451
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	901
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	749
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,134
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	1,250	1,254
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,065
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,550
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,322
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,529
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,763

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,075
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,314
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	851
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	802
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,061
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,113
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	238
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	532
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,190	1,183
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,355	1,334
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	4,365	4,255
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	3,470	3,358
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,155	3,240
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,230	3,340
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,535	1,629
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	527
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,571
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	504
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,482
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,100	1,194
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	11,971
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,200
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,523
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	625	626
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/27	1,750	1,752
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/28	1,875	1,878
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,330
[5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	4.150%	8/1/24	3,000	3,000
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,050
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,236
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,709
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,843
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	654
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,098
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,223
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	600	667
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	369
	Michigan City School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	750	754
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	489
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,134
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	954
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,387
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,640
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	359
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	386
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	310
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	312
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	417
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	418
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	554
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	425
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,081
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,190	1,213
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,184
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	814
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,262
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	657
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,352
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,112
	Westfield-Washington Multi-School Building Corp. Miscellaneous Revenue BAN	5.000%	12/15/24	15,685	15,762
	Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	1,400	1,382
	Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,776
					383,099
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/25	5,670	5,762
	Iowa City Community School District GO	2.900%	6/1/31	2,800	2,615

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa City Community School District GO	2.950%	6/1/32	3,010	2,788
	Iowa City Community School District GO	3.000%	6/1/33	3,100	2,867
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,713
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	983
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,042
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,021
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,075	1,121
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	397
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,224
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,733
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	730	730
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,820	1,821
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	890	878
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	850	822
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	11,725	12,177
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,765	4,024
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,325	3,266
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	331
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	349
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	705	727
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,098
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	392
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	442
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,383
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	568
					55,363
Kansas (0.3%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,630	7,660
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,546
[5,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,621
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,081
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,095
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,504
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,001
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	28,850	30,829
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	3,044
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,899
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,011
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	510
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	515
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	250
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,036
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	892
	Manhattan KS GO	0.400%	6/15/25	12,015	11,570
	Olathe KS GO	5.000%	8/1/24	2,060	2,060
[5]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	75	76
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	90	88
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,007
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,275
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,542
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,785
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,011
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,539
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,116
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,822
					100,385
Kentucky (2.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	945
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,660
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,028
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,016
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,720
	Commonwealth of Kentucky COP	5.000%	6/15/34	1,320	1,334
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,093
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,164
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,240
[4]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,015
	Kenton KY GO	4.000%	4/1/30	1,000	1,014

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,451
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,059
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	122
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	128
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	205
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,012
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,692
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	1,999
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,140
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,018
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,371
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,332
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,080
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,000	1,040
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.010%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,810	3,905
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	91
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,713
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	1,680	1,700
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,301
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	813
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,660
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	165	172
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,625	1,664
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,000	1,043
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,725
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,502
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,908
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,785
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	824
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,079
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,081
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,896
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,118
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	306
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,987
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/29	1,500	1,559
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,000	1,046
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/30	550	578
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/30	2,090	2,214
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,000	2,106
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/31	1,425	1,502
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/31	5,770	6,102
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	98,680	98,909
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	36,850	36,935
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	81,740	82,129
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	36,710	36,905
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	60,325	63,920
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	12,260	13,348
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	60,000	64,568
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/32	5,000	5,058
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,355
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,670
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	1,000	1,016
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,357
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	206
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,716
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,479
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,207
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	524
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,507
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,349
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,270
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,242
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	275
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	404
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	546

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,132
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	175
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	434
	Lexington-Fayette Urban County Government GO	3.000%	9/1/28	1,000	950
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,631
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,655	5,781
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,432
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,072
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	29,680	31,811
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,348
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,282
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,876
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,856
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,487
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,748
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,993
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	7,145	7,410
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,137
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,244
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,311
[4]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,310
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	298
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	710
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	523
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,314
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	572
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,486
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	2,000	1,936
					626,268
Louisiana (2.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,910	1,907
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,998
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	1,999
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,735	6,701
[5,6]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	5,250	5,250
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	805
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	669
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,147
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	793
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	582
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	509
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	608
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,029
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,588
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,116
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	542
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	511
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.231%	5/1/43	10,435	10,399
	Louisiana GO	5.000%	10/1/25	12,865	13,160
	Louisiana GO	5.000%	10/1/26	6,750	7,043
	Louisiana GO	5.000%	2/1/27	5,000	5,252
	Louisiana GO	5.000%	2/1/29	6,000	6,531
	Louisiana GO	4.000%	9/1/32	1,000	1,009
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue ((Tivoli Place Project)	5.000%	7/1/26	11,081	11,284
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,305
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,840	11,074
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,617
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,561
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,853
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,092
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	662
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,091
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,051
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,413

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,089
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	5,745	5,560
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,955
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,195	2,260
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	4,190	4,376
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,458
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,170
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,080	11,543
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,377
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,387
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	5,250	5,480
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	29,255	28,848
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,376
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,325	10,388
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,920	5,984
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,140	4,189
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	5,185	5,204
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	2,150	2,176
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	525
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,344
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	4.000%	12/15/33	2,140	2,149
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,449
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,579
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,059
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	700	718
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,756
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,526
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	457
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,215
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	420
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,060	1,071
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,770
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	728
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	19,135	19,365
[5,6]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	9/3/24	137,385	137,385
[5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.750%	8/1/24	6,935	6,935
[4]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/24	100	100
[4]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	357
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/25	100	101
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,077
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,501
[4]	Shreveport LA GO	5.000%	3/1/28	550	580
[4]	Shreveport LA GO	5.000%	3/1/29	600	635
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,916
[4]	Shreveport LA GO	5.000%	3/1/30	700	747
[1]	Shreveport LA GO	5.000%	8/1/30	5,355	5,571
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,839
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,043
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,203
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,036
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,054
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	4,050	4,128
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	828
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,105	1,161

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	24,895	24,094
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	33,740	32,762
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	21,380	21,415
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,543
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,320	1,360
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,138
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,614
					591,931
Maine (0.2%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	691
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	598
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	208
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	414
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	656
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	412
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	666
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	481
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	97
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	198
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	131
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	861
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	4,050	4,059
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,075	1,075
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,960	1,971
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/30	2,000	2,003
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,100	1,093
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	950	949
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,440	1,439
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	730	730
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,440	1,486
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	32,000	32,394
					53,687
Maryland (1.3%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,412
	Baltimore County MD GO	4.000%	2/1/32	8,000	8,004
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	131
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	168
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	755	755
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,003
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,092
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	875
	Howard County MD GO	5.000%	2/15/31	2,390	2,499
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/27	1,500	1,502
[5,8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	25,720	25,746
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,515	1,529
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	910	909
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,254
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,155	8,070
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	6,455	6,307
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,360	2,300
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	4,585	4,463
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	15,700	16,195
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,175	9,793
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,205	2,355
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	20,489
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,552
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,000
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,512
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,493
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,620
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,985
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	300	309
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	300	311
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	300	312

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/31	565	590
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,511
	Maryland Economic Development Corp. Tax Allocation Revenue (Metro Centre At Owings Mills Project)	3.750%	7/1/27	1,840	1,813
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	2,385	2,229
	Maryland GO	5.000%	3/15/25	32,130	32,550
	Maryland GO	2.750%	8/1/25	590	587
	Maryland GO	4.000%	8/1/25	16,725	16,910
	Maryland GO	5.000%	6/1/26	1,150	1,151
	Maryland GO	4.000%	6/1/27	7,000	7,001
	Maryland GO	4.000%	6/1/28	15,565	15,566
	Maryland GO	4.000%	6/1/29	1,250	1,250
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	155
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	376
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	466
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	742
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	572
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	172
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	1,997
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	800	807
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,148
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,127
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	920
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,767
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,024
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,546
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,029
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,214
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,090	5,125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,310	8,631
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	12,921
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	3.890%	7/1/42	23,645	23,577
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.150%	7/1/41	31,690	31,690
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,032
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,375	1,468
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	910
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	2,190	2,374
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	718
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,940
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,036
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,209
	Montgomery County MD GO	4.000%	12/1/25	190	190
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,001
	Prince George's County MD GO	5.000%	7/1/25	8,900	9,068
	Prince George's County MD GO, Prere.	4.000%	9/3/24	2,890	2,892
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	752
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,146
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,883
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	607
					396,965
Massachusetts (1.4%)
	Boston MA GO	4.000%	3/1/28	2,250	2,250
	Boston MA GO	4.000%	3/1/29	2,030	2,030
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,197
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,155
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,146
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,519
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	25,872
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,523
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,575
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,246
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,955
	Commonwealth of Massachusetts GO	3.000%	9/1/31	6,715	6,485

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	338
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,060
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,166
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	2,015	2,136
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,683
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	4,240	4,577
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,759
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,429
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	2,920	3,210
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	4,000	4,469
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,685	1,778
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,175	1,291
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,014
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	266
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	530
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,514
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,150
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	559
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	241
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,025	1,046
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	179
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,226
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	500	489
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,512
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	191
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,006
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,747
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,888
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,136
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,786
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	350	336
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	4,560	4,681
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,420	1,481
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	2,145	2,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,142
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	365	348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,240	1,292
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	2,480	2,565
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,530	2,612
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,350	1,383
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	831
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	550	571
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	418
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,599
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,686
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,322
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,151
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,355
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	687
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	375
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	370	370
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	502
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	290
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,119

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,207
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	516
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	321
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	503
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	935	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	685	718
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	337
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,581
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,059
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	785	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	881
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	995
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,375	3,440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,833
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,815	5,909
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,450	5,000
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,870
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,620	1,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,035
[5,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	3,980	3,980
[2,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.210%	7/1/49	6,575	6,574
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/24	500	501
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	600	613
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/24	955	955
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/25	1,545	1,555
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/26	1,865	1,891
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,534
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	286
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	154
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	156
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	314
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,035
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,550	5,565
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	316
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	9,230	9,306
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	26,735	27,133
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	995	991
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	350	350
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	70	70
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	825	806
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	1,915	1,915
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,577
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,876

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,456
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,886
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,121
					420,930
Michigan (2.1%)
[14]	Allen Park Public School District GO	5.000%	11/1/26	335	343
[4,14]	Detroit City School District GO	5.250%	5/1/29	3,860	4,243
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,203
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,003
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	525
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	532
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	538
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/30	2,000	2,171
	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/31	2,690	2,951
[4,5]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	3.810%	8/1/24	4,705	4,705
[4,5,14]	Detroit MI City School District GO TOB VRDO	3.740%	8/1/24	2,840	2,840
	Detroit MI GO	5.000%	4/1/30	475	514
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	707
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,626
[14]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,709
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,598
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	567
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	942
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	771
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	603
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	633
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	677
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	774
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	836
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	881
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	928
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,695
[5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.710%	8/1/24	4,235	4,235
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,146
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,069
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,560
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,843
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,464
[5]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	4.250%	8/1/24	1,500	1,500
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,170
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,160
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,165
	Kalamazoo County MI GO	3.000%	5/1/25	875	873
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,837
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,878
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,095
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,497
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,339
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,349
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	502
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,041
	Kent County MI GO	4.000%	1/1/33	5,905	5,906
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	825	823
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,035	2,073
[14]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,425
[14]	Lake Orion Community School District GO	4.000%	5/1/28	500	516
[14]	Lake Orion Community School District GO	4.000%	5/1/29	675	701
[4]	Livonia Public Schools GO	5.000%	5/1/29	525	570
[4]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,157
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,065	1,081
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,365	1,410
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,575
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	150	147
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	105
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	229
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	490
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,826
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,419

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,370
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,352
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	614
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,414
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,883
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,301
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/26	2,125	2,162
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,350
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/28	2,000	2,112
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,877
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,476
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,972
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/29	1,100	1,175
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,044
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/30	2,810	3,028
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,032
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	16,990	16,992
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,150	18,296
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,440	25,491
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,811
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	8,170	7,315
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,383
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	8,030	8,536
[5,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.660%	8/1/24	1,215	1,215
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.710%	8/7/24	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,165	1,170
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,220	1,247
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	2,965	3,236
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/30	3,115	3,447
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,265
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,267
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,734
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,960	7,055
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,056
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.460%	12/1/39	24,000	24,002
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.510%	12/1/39	5,500	5,513
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	820	824
[14]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,334
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	1,030	1,053
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	312
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	500	520
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	500	528
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,790
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	10,220	10,226
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,075
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/31	2,175	2,180
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	1,885	1,889
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,025
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,354
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,236
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,330
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,692
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,015
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,821
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,310
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,704
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,907
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,460
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,819
[5]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.660%	8/1/24	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,785
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,577
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,143
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,550
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,825	1,914
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	4,975	5,036
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,369

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	280	279
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,570	8,570
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	1,030	1,029
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	3,015	2,993
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	935	934
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	13,645	13,689
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	8,555	8,590
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	7,980	7,889
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	14,980	14,621
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	13,255	13,725
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	17,150	18,060
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	15,900	16,991
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	19,785	21,156
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	5,225	5,684
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,453
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,189
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,079
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,400	1,421
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,482
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,891
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,732
	Michigan Strategic Fund Lease Revenue (Michigan Senates Offices Project)	5.000%	10/15/32	1,805	1,833
[14]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,077
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,031
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,449
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	516
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	315
[14]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,091
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,291
	Oakland University College & University Revenue	5.000%	3/1/27	905	947
	Oakland University College & University Revenue	5.000%	3/1/28	800	852
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,081
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,095
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,716
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,296
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,241
[14]	Romulus Community Schools GO	4.000%	5/1/25	740	745
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	733
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,025
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,039
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,051
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,593
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	503
[14]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	504
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	190
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	205
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	244
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	545
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	158
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	502
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	161
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	429
					629,684
Minnesota (1.0%)
	Burnsville MN GO	2.950%	12/20/32	1,175	1,082
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	327
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	412
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	347
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	392
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	530
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	268
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	411
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	605
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,825	4,867
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,950	2,975
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,168

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,192
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,224
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,261
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,284
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,274
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,277
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,380	1,397
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,012
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,225	2,247
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,395	1,444
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	525	530
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	31,430	33,379
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	36,120	38,896
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,054
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,378
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,910	1,984
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	587
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,045
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,391
	Minnesota GO	5.000%	8/1/24	9,660	9,660
	Minnesota GO	5.000%	8/1/26	4,345	4,349
	Minnesota GO	5.000%	8/1/29	22,710	25,071
	Minnesota GO	4.000%	8/1/31	2,000	2,005
	Minnesota GO	5.000%	8/1/34	13,000	13,209
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	250
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	255
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	310
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	802
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,875	1,951
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,835	1,952
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	515
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,164
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,085	1,084
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,170	2,168
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	4,700	4,724
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,020	2,982
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,588	1,568
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	4,340	4,279
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,200	2,351
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,470	3,668
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,185	1,279
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	3,490	3,810
[3]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	1,590	1,784
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,503
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,497
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,495	45,909
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.571%	12/1/52	18,000	18,012
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	2,155	2,156
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,695
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,800	1,932
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,402
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,778
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,060	1,092
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	803
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	800	811
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,829
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,620	4,672
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,038
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,800	1,860
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,758
					300,177
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,251
	Harrison County School District GO	4.000%	6/1/25	2,175	2,189
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	13,705	13,325
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,500
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	985
	Mississippi Development Bank Special Obligation Revenue	2.000%	9/1/24	2,500	2,496
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	5,914

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,032
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,025	2,091
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/24	275	275
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	260
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	233
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	419
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	334
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,107
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	390
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	331
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	429
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	913
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	968
[5]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,023
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,259
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	200	207
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,364
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,272
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,125
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/32	1,000	1,045
	Mississippi GO, Prere.	5.000%	11/1/26	2,840	2,975
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	691
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	738
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	770
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	804
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,080	1,054
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,590	4,745
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,700	5,737
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,482
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	702
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	610
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	721
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/26	1,515	1,544
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Refunding Project)	5.000%	1/1/30	345	368
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,902
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	11,860	12,297
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/29	3,560	3,895
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/30	2,540	2,818
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	529
					105,119
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	499
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,342
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,440	1,433
	Brentwood MO COP	4.000%	10/1/25	210	212
	Brentwood MO COP	4.000%	10/1/26	215	219
	Brentwood MO COP	4.000%	10/1/27	270	276
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,457
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,793
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,455
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,859
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,000	1,039
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,150
	Center MO School District No. 58 GO	4.000%	3/1/31	1,025	1,042
	Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	18,723
	Franklin County MO COP	3.000%	11/1/24	440	439
	Franklin County MO COP	4.000%	4/1/25	990	995
	Franklin County MO COP	4.000%	11/1/25	455	460
	Franklin County MO COP	4.000%	4/1/26	1,035	1,048
	Franklin County MO COP	4.000%	11/1/26	475	483
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,212
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,490
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,521

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,013
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	575	580
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,065	1,109
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,236
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,200	1,285
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,585	1,715
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,000	1,091
[3]	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,840	3,133
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/27	1,125	1,181
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/28	1,200	1,283
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/29	1,000	1,086
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/30	1,350	1,485
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	510
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	674
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/27	1,780	1,880
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/29	2,235	2,435
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,270	2,352
	Ladue School District GO	3.000%	3/1/28	4,000	3,993
	Ladue School District GO	3.000%	3/1/29	2,950	2,943
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,782
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,704
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,580
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,755
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	4,080	4,533
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	11,260	12,716
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.760%	8/1/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,246
[1,5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	8/1/24	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,079
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,079
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,512
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	512
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,200	1,238
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	782
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	573
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	254
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,645	1,700
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,690	1,776
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	159
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,827
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	527
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,017
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,555	2,725
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,267
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	548
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	669
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,172
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,111
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,727
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,393
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,012
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,062
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,792
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,990	3,199
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	2,000	2,015
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,506
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/27	760	784
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	550	572
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	595	628
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	1,185	1,207
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	68,155	68,849
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	37,699	40,078

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	13,620	14,402
[5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	5,800	5,800
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	3,400	3,443
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,555	1,537
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,680	2,630
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	4,890	4,824
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,890	4,021
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,075	3,272
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	1,500	1,507
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	5,000	5,024
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,914
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,690
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,371
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,475
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	5,140	5,192
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,539
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,209
[5]	Poplar Bluff MO Tax Allocation Revenue	5.125%	11/1/35	3,730	3,730
	Raymore MO Tax Allocation Revenue (raymore Galleria Project)	5.375%	5/1/28	1,660	1,660
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,024
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,045
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	793
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,644
	Springfield MO Public Multiple Utility Revenue	4.000%	8/1/35	10,000	9,820
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	999
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,821
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	4,230	4,233
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	705	705
[5,6]	St. Louis City Missouri IDA Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	8,095	8,095
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,010
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	560	571
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	647
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	799
[8]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,606
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,463
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,553
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,288
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,240
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,192
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,301
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,249
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,198
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,155	1,115
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,155	1,073
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,155	1,032
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,310	1,125
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,310	1,080
[5,10]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,310	1,035
[4]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/31	1,785	1,370
	University of Missouri of Curators College & University Revenue	5.000%	11/1/26	5,020	5,042
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	3,001
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	2,700	2,694
					428,222
Montana (0.2%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	14,745	14,900
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	17,845	17,584
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	684
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	381
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,857
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,463
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	384
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	3,200	3,294
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	664

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,600	3,704
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,380
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,500	1,542
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,028
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,320	1,355
					51,220
Multiple States (1.3%)
[2,5,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.688%	6/15/35	5,575	5,575
[15]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	11,981	11,046
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.060%	8/1/24	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.060%	8/1/24	127,700	127,700
[5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.720%	8/1/24	35,500	35,500
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.060%	8/1/24	110,740	110,740
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.060%	8/1/24	22,200	22,200
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.060%	8/1/24	24,600	24,600
					392,421
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,000
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,436
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	880	903
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/30	9,375	9,960
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	76,960	81,296
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	33,715	35,395
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,623
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,535	120,757
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	100
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	828
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,115
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	914
[2]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.140%	7/1/35	9,300	9,241
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,417
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,582
	Lancaster County School District 001 GO	4.000%	1/15/32	1,315	1,332
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,229
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,890
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,779
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	642
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,536
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	275	275
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,685	5,540
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,140	1,134
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,710	1,655
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,288
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,049
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,066
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,569
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,520
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,355
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,563
	Omaha NE GO	5.000%	4/15/27	1,100	1,160
	Omaha NE GO	5.000%	4/15/28	1,225	1,314
	Omaha NE GO	6.000%	4/15/29	1,375	1,566
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/33	1,450	1,445
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,510
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,245
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/32	2,565	2,638
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,283
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,138
					330,340
Nevada (0.5%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/24	750	751
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/32	815	840
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,640
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,242
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	1,000	1,002
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,002

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	5.000%	12/1/31	1,085	1,168
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,057
	Clark County School District GO	5.000%	6/15/26	6,930	7,101
[4]	Clark County School District GO	5.000%	6/15/27	1,360	1,438
	Clark County School District GO	5.000%	6/15/29	1,430	1,512
	Clark County School District GO	5.000%	6/15/29	780	797
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,259
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	792
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,242
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	611
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	156
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	758
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,048
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,651
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	260
	Las Vegas NV GO	4.000%	5/1/32	2,160	2,162
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/28	1,365	1,373
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/29	195	187
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/30	100	95
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	181
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	233
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	195	174
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,510
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,549
	Nevada GO	4.000%	2/1/29	1,765	1,769
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	1,220	1,254
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,030	3,145
[8]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,397
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,751
[5]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	52,600	52,600
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,767
[4]	North Las Vegas NV GO	5.000%	6/1/25	2,950	2,996
[4]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,202
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	140
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	174
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	295	299
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	203
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	220	224
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	330	335
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	370	375
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	253
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	245	247
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	506
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	514
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	730
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	490
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,715	1,714
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	5,065	5,066
	Washoe County NV Electric Power & Light Revenue PUT (Sierra Pacific Power Company Projects)	3.625%	10/1/29	1,000	1,000
	Washoe County NV School District GO	5.000%	6/1/27	125	127
	Washoe County NV School District GO	4.000%	6/1/31	1,825	1,859
					144,928
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	838
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	987
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	535	531
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	878
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	995	984
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	682
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	566
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	797
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	895	880
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	538
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	3,000	3,074
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	1,500	1,500
[3]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/1/27	2,780	2,780
[3]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,970	2,969
[3]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,840
[3]	New Hampshire Health and Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,839

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,914
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,815
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,262
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	910
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,071
					30,655
New Jersey (5.3%)
[4]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,405
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	808
[4]	Atlantic City NJ GO	5.000%	3/1/25	750	757
[4]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,145
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,541
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,606
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,652
	Bergen County NJ GO	2.000%	6/1/25	460	453
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,856
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,106
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,698
	Borough of Seaside Heights NJ BAN GO	4.000%	3/26/25	1,610	1,614
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	808
[4]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,012
[4]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,301
[4]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,297
[4]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,297
	Camden County Improvement Authority Lease (Appropriation) Revenue (Camden County College Program)	3.000%	1/15/26	500	499
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,561
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,298
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,932
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,602
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,812
[4]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,747
[4]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,052
[4]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,322
	Cranford Township NJ BAN GO	5.000%	8/22/24	3,100	3,102
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,675	1,680
[4]	East Orange NJ GO	4.000%	9/15/26	525	534
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,817
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/24	1,250	1,256
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	11/1/25	1,835	1,878
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	3.000%	7/1/29	250	243
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Project)	5.000%	7/1/30	3,910	3,966
	Gloucester County Improvement Authority Miscellaneous Revenue	4.000%	4/1/33	1,115	1,114
	Gloucester Township NJ GO	4.000%	7/23/25	13,709	13,766
	Gloucester Township NJ GO	4.250%	7/23/25	1,078	1,085
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,500	7,592
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,286
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,187
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,925
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,497
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,920
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,045	2,066
	Lawrence Township NJ/Mercer County BAN GO	4.500%	9/19/24	3,000	3,003
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,237
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,192
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,169
[5]	Mercer County NJ GO TOB VRDO	4.050%	8/1/24	13,500	13,500
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	441
	Morris County NJ GO	3.000%	2/1/25	1,495	1,493
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	459
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,071
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,533
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,171
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,584
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,532
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,442
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,780

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,163
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,310	2,376
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,747
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	432
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	10,520	10,997
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	536
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,495	8,874
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	3,220	3,118
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,002
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	3,000	2,926
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/31	2,000	2,001
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	4,405	4,381
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,266
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	22,257
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.860%	9/1/25	6,100	6,106
[4]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	1,105	1,120
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,020
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	5,500	5,625
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,843
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	2,165	2,195
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,730	1,726
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,519
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	31,225	32,153
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,177
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,163
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,801
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,551
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,540
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	21,011
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,061
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,024
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,147
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,379
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,939
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,313
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,332
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,093
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,948
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,013
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	600	608
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	3,320	3,509
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	2,720	2,929
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,530	4,535
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/28	5,240	5,466
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/29	4,000	4,166
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,713
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,044
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,818
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	101
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	768
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,967
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,578
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	704
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	347
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,248
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	995	987
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	517
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	533
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	127
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	353
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,092
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,052
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	484
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	536
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,522
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	354

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	1,982
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	829
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,896
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,121
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,084
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	876
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	805
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	2,040
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/26	1,000	1,037
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,000	1,055
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/28	1,750	1,878
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/29	2,000	2,182
	New Jersey GO	2.000%	6/1/25	3,000	2,955
	New Jersey GO	5.000%	6/1/25	15,580	15,840
	New Jersey GO	5.000%	6/1/25	1,670	1,698
	New Jersey GO	2.000%	6/1/26	2,000	1,939
	New Jersey GO	5.000%	6/1/27	58,640	62,033
	New Jersey GO	2.000%	6/1/28	17,990	16,628
	New Jersey GO	5.000%	6/1/28	38,650	41,604
	New Jersey GO	4.000%	6/1/30	6,985	7,376
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,390
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,630
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	236
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,216
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	254
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,935
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,625	3,683
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,414
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,818
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	439
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,474
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,644
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	6,170	6,376
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,824
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	469
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,687
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	879
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	495
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,779
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,306
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	526
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	7,947
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	495	495
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,413
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,673
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,345
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	10,000	10,907
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,568
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,028
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	589
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,500	1,548
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,078
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	2,000	2,001
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,221
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,935	13,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,032
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,830	1,867

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,135	1,175
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	3,000	3,154
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	2,150	2,291
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,150	1,240
[4]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	3.500%	9/15/31	525	525
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/26	1,000	1,035
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/30	4,440	4,842
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	2,575	2,576
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	8,000	8,004
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	5,525	5,528
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,064
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,639
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,462
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,391
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	7,940	8,015
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	8,470	8,583
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	25,270	24,966
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,940	10,605
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,605	5,795
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,584
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.810%	5/1/48	10,000	10,057
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,623
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,401
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	3,375	3,429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,540
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,400	2,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,714
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,220
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,431
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	4,000	4,141
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,036
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,140	3,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	14,995	13,826
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	16,130	16,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	9,000	9,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	29,650
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	4,320	4,458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,500	6,967
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	11,685	12,524
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,430
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,545	3,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,865	1,599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	7,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	21,420	22,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,712
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	46,265	38,411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,005	1,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,145	14,543
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	11,126
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	28,590	22,716
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	23,405	24,031

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,330	2,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,035	793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	5,045	5,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,100	11,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,257
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	7,065	7,538
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,430
[5,6,10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.680%	8/1/24	8,683	8,683
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	5,355	5,716
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,500	1,845
[10,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	247
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	335
[10,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,110	1,953
[13,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,225
[10,16]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,070
[5,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	3.690%	8/7/24	48,560	48,560
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,228
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,000	3,147
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,243
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,695
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	25,000	27,181
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	21,000	23,200
[1]	Newark Board of Education GO	5.000%	7/15/25	125	127
[1]	Newark Board of Education GO	5.000%	7/15/26	150	155
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,602
[1]	Newark Board of Education GO	5.000%	7/15/28	350	373
[4]	Newark NJ GO	5.000%	10/1/24	1,000	1,002
[4]	Newark NJ GO	5.000%	10/1/25	1,000	1,017
[4]	Newark NJ GO	5.000%	10/1/25	300	305
[4]	Newark NJ GO	5.000%	10/1/26	1,750	1,814
[4]	Newark NJ GO	5.000%	10/1/27	1,000	1,054
	North Bergen Township NJ GO	4.500%	4/22/25	1,559	1,569
	North Brunswick Township NJ BAN GO	4.750%	8/9/24	4,750	4,751
[9]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,720
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,407
	Orange Township NJ BAN GO	4.750%	5/29/25	4,807	4,856
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,495
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,388
	Princeton NJ GO	2.000%	8/15/24	1,490	1,489
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	487
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	540
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	401
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	266
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,131
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	993
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,204
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,083
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,256
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,202
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,248	2,269
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,450	17,668
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,879
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,066
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,053
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,470	2,599
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,400	2,523
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,050
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,716
[4]	Trenton NJ GO	5.000%	8/1/24	695	695
	Trenton NJ GO	4.500%	5/29/25	4,790	4,826
[4]	Trenton NJ GO	5.000%	8/1/25	1,650	1,681
[4]	Trenton NJ GO	2.000%	7/15/26	2,135	2,067
[4]	Trenton NJ GO	2.000%	7/15/27	1,080	1,023
[4]	Trenton NJ GO	2.000%	7/15/28	1,090	1,008
[4]	Union City NJ GO	2.250%	8/1/26	500	482
	Union County NJ GO	4.000%	3/1/28	1,335	1,390
	Union County NJ GO	4.000%	3/1/29	1,465	1,540

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union County NJ GO	4.000%	3/1/30	4,415	4,655
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,236
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,403
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,423
[4]	Vineland NJ GO	3.000%	10/1/27	1,225	1,213
[4]	Vineland NJ GO	3.000%	10/1/28	585	575
	Winslow Township NJ BAN GO	5.000%	9/12/24	4,425	4,431
					1,594,743
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	1,000	1,038
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	1,000	1,090
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,465	3,227
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	3,580	3,628
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	11,295
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	19,771
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,611
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	3,870	3,921
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,650	4,712
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	10,255	10,390
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,368
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,180
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,511
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,600
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	505
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,187
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,547
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,206
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,011
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,210	2,184
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	795	775
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/51	3,295	3,255
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,010	981
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,610	1,690
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,740	1,691
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	5,290	5,145
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/53	1,690	1,845
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,930	2,067
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	78,282
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,973
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,588	1,562
					218,248
New York (12.4%)
[5]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	4.300%	8/1/24	15,160	15,160
	Albany NY GO	4.500%	3/21/25	1,859	1,872
[4]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,003
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,675
	Binghamton NY BAN GO	4.000%	4/11/25	29,580	29,648
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,044
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,343
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,605
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,754
[4]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,762
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	450
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	768
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,036
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,694
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,600	1,545
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	644
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	346
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,130	1,114
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	241
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/29	500	528
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/30	510	544
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/25	130	129

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/26	100	98
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/27	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/28	100	98
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/29	220	215
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	2,152
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,247
	Chemung County NY BAN GO	4.250%	8/29/24	22,500	22,508
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,412
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,286
[5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.300%	8/1/24	56,900	56,900
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	440
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	920	927
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	100	101
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	505	509
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	175	179
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	530	542
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,000	1,035
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	200	207
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	560	579
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	200	209
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	685	716
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	390	411
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	405	431
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,987
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	410
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,170	2,225
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	575
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	997
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,161
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,847
	Endicott NY BAN GO	5.250%	4/18/25	1,160	1,171
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/28	720	736
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	1,140	1,187
	Frankfort NY BAN GO	4.500%	3/19/25	2,750	2,752
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	600	608
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	415
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	694
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	524
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	630
[3]	Greenport NY GO	4.500%	8/1/25	1,000	1,008
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	317
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	276
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	784
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	896
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,586
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	308
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	326
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	344
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	979
	Hempstead Union Free School District GO	4.500%	6/30/25	20,000	20,202
	Ithaca NY BAN GO	4.000%	2/14/25	4,022	4,028
	Ithaca NY BAN GO	4.500%	2/14/25	11,105	11,144
	Ithaca NY BAN GO	4.500%	7/18/25	2,623	2,647
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,214

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	23,018
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,758
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,180
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,393
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	9,854
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,437
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,206
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	22,060
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	68,500	68,351
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	60,615	58,607
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	27,595	26,170
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	9/1/38	48,785	48,588
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,580
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,460
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,738
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	3,690	3,904
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,963
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	512
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,790	6,821
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,587
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,858
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,702
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,771
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	998
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,562
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,859
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	364
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,811
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,810
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	739
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,910
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,180
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,192
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	988
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,060
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,774
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,800
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	2,993
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,801
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,442
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,150	1,251
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,058
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,003
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,371
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,652
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,271
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,225	3,276
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,128
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,072
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,258
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	14,445	15,592
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	3,600	3,600
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	2,700	2,700
[4,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	2,845	2,845
[1,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.730%	8/1/24	5,000	5,000
[2,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.371%	11/1/32	3,000	3,000
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.040%	11/1/31	9,500	9,477
	Middle Country Central School District At Centereach GO	3.000%	8/15/30	3,250	3,073
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/25	1,700	1,726
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,086
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,088
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/24	1,200	1,204

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	500	507
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	1,605	1,647
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/27	1,825	1,893
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/28	445	464
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/24	225	226
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	4.000%	12/1/25	360	360
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,004
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,001
[5]	Nassau County NY Ad Valorem Property Revenue TOB VRDO	4.200%	8/1/24	11,200	11,200
[4]	Nassau County NY GO	5.000%	7/1/26	1,000	1,042
[4]	Nassau County NY GO, ETM	5.000%	7/1/25	1,860	1,896
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,676
	New Paltz NY GO	4.500%	7/18/25	1,200	1,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	643
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,193
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	988
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,638
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,988
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,804
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	23,210	22,524
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	3,075	2,978
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,865	19,826
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	365	361
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,075	5,055
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	12,951
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	18,053
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,019
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	24,995	25,129
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	19,400	19,636
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,000	5,120
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	10,225	10,286
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	47,810	47,923
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,597
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	37,995	37,995
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	2,250	2,346
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/28	1,250	1,324
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/29	3,950	4,247
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/30	3,250	3,548
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,291
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,161
[12]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,724
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,191
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,650	17,075
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	20,670
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,477
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,369
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	846
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,062
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,321
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	6,929
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	733
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,144
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,616
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	6,762
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,627
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,941
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,715
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	8,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,090
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,284

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,000	1,047
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,581
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	5,000	5,120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,974
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,534
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,506
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,226
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	4,405	4,624
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,470
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/34	21,720	21,831
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,819
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	6,850	6,882
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	3.760%	8/1/24	7,335	7,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	1,974
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	5,000	5,039
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,140	1,204
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	5,045	5,353
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,190	2,354
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	27,700	30,041
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,851
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,000	5,505
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	7,035	7,748
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	5,885
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	10,825	12,088
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	21,000	23,452
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	20,000	22,657
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,952
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	6,955	7,356
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,644
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,943
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	102
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,320
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,544
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,273
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	438
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,590	1,133
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,017
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	3.910%	8/1/24	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	855
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	27,285	25,026
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	12,330
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,735	24,988
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,504
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	4,002
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,538
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	556
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,308
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	707
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,051
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,119
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	551
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	957
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,061
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,444
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,204
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/29	1,265	1,159
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,080
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/30	1,225	1,099
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	930	930
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	3,190	3,171
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,275	13,707
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	11,525	11,148
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,195	4,124
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	16,650	16,253
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	4,555	4,497
	New York NY GO	5.000%	8/1/24	37,605	37,605
	New York NY GO	5.000%	8/1/25	2,075	2,078

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/25	22,630	23,076
	New York NY GO	5.000%	8/1/25	49,670	50,650
	New York NY GO	5.000%	8/1/25	2,300	2,345
	New York NY GO	5.000%	8/1/25	3,320	3,385
	New York NY GO	5.000%	8/1/25	2,750	2,804
	New York NY GO	5.000%	8/1/25	1,125	1,147
	New York NY GO	5.000%	3/1/26	1,035	1,067
	New York NY GO	5.000%	8/1/26	100	102
	New York NY GO	5.000%	8/1/26	1,070	1,113
	New York NY GO	5.000%	8/1/26	3,185	3,312
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	8/1/26	1,000	1,040
	New York NY GO	5.000%	8/1/27	5,000	5,085
	New York NY GO	5.000%	8/1/27	1,750	1,765
	New York NY GO	5.000%	8/1/27	1,350	1,398
	New York NY GO	5.000%	8/1/27	46,000	48,647
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,000	1,058
	New York NY GO	5.000%	8/1/27	6,000	6,345
[4]	New York NY GO	5.000%	10/1/27	16,530	17,558
	New York NY GO	5.000%	8/1/28	4,500	4,572
	New York NY GO	5.000%	8/1/28	10,455	11,243
	New York NY GO	5.000%	8/1/28	4,115	4,425
	New York NY GO	5.000%	8/1/28	1,000	1,075
	New York NY GO	5.000%	8/1/28	5,000	5,377
	New York NY GO	5.000%	8/1/28	1,050	1,129
	New York NY GO	5.000%	4/1/29	2,000	2,174
	New York NY GO	5.000%	4/1/29	5,000	5,435
	New York NY GO	5.000%	8/1/29	1,215	1,328
	New York NY GO	5.000%	8/1/29	12,765	13,948
	New York NY GO	5.000%	8/1/29	1,050	1,147
	New York NY GO	5.000%	4/1/30	1,000	1,101
	New York NY GO	5.000%	4/1/30	11,970	13,184
	New York NY GO	5.000%	8/1/30	2,825	2,888
	New York NY GO	5.000%	8/1/30	450	463
	New York NY GO	5.000%	8/1/30	525	526
	New York NY GO	5.000%	8/1/30	1,640	1,815
	New York NY GO	5.000%	8/1/30	1,500	1,660
	New York NY GO	5.000%	8/1/30	1,000	1,107
	New York NY GO	5.000%	8/1/30	5,000	5,534
	New York NY GO	5.000%	8/1/30	18,480	20,452
	New York NY GO	5.000%	8/1/30	1,575	1,743
	New York NY GO	5.000%	11/1/30	3,065	3,404
	New York NY GO	5.000%	8/1/31	1,735	1,737
	New York NY GO	5.000%	1/1/32	3,790	4,083
	New York NY GO	4.000%	8/1/32	3,465	3,458
	New York NY GO	5.000%	8/1/32	3,000	3,086
[17]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,290	2,319
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	2,695	2,938
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,110
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	3,071
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	319
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	329
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,831
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,300	1,315
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	721
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	556
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	360
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,824
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,571
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	789
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	213
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,007
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	33,440	35,801
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/28	1,140	1,187
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	537
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	7,994
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,414

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,567
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	207
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,054
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,230
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,017
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,822
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,450	1,497
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	635	655
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,000
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,626
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,284
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	828
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	180
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	694
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,325	5,402
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	300
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	998
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,657
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,210
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,913
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	3,942
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,985	3,077
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,924
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,198
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	394
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,750	4,897
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,857
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,442
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	780	787
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,477
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	300	309
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,001
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,123
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,368
[4,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	11,800	11,800
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	8/1/24	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	30,999
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	13,972
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,118
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,350	1,452
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,200	1,212
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,552
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,460	1,598
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,616
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,185
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	10,995
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,755
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,487
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,785	1,815
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,165
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,475	5,738
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	16,994
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,068
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,371
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,836
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,396
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,082
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	22,898
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	57,537
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	23,489
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,410	1,457
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	37,560	38,799
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,014
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,950	6,216
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,041
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	4,000	4,178
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,400	2,558
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,065
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	3,090	3,344

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	300	330
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,629
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/24	2,285	2,289
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	6,060	6,079
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	1,930	1,975
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,504
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,405	1,481
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	5,000	5,016
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	5,000	5,117
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,575	3,734
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,700	2,877
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	2,775	3,003
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	9,000	9,900
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	5,000	5,580
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,610
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,572
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,330
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,070	1,089
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,831
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,620
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,000	5,084
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	37,993
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	790	807
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,937
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,079
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,793
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/34	3,375	3,348
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,178
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	3,615	3,598
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	2,495	2,431
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,514
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	99
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	12,915	12,383
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	1,715	1,644
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	278
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,643
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,253
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,075	3,927
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,130	4,944
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	2,660	2,548
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,905	2,714
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,150	2,942
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	22,525	20,723
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	25,215	24,403
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,075	12,654
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,004
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	37,734
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,200	5,164
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,595	7,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,374
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	27,409
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	5,000	4,990
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	19,750	19,818
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,750	23,750
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	11,010	11,019
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,400	2,400
[5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	3.960%	8/1/24	22,500	22,500

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,786
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,089
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,226
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,705	3,728
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	8,135	8,187
[5]	New York State Thruway Authority Highway Revenue TOB VRDO	3.760%	8/1/24	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	13,591
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	21,994
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	66,911
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,037
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,672
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,149
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,654
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	18,821
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,738
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/24	1,000	1,005
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/25	3,240	3,308
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	3,675	3,810
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	3,085	3,248
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/28	2,085	2,228
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,000	1,082
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	4,160	4,555
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,550	1,555
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,144
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/24	920	925
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/26	830	865
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/27	840	888
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	514
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	582
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	657
[4]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,822
[4]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,771
[4]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,062
[4]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,754
[4]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,622
[4]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,745
[4]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,870
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,862
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,775
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,457
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	6,996
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,442
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	3,073
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,014
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,128
	Sachem Central School District GO	4.000%	10/15/26	3,245	3,246
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	447
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	703
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	511
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	535
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	197
[4]	Suffolk County NY GO	5.000%	10/15/24	2,945	2,957
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,619
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,174
[4]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,929
[4]	Suffolk County NY GO	5.000%	11/1/26	8,145	8,515
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,195

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,256
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,844
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,775
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,263
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,200	1,229
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,614
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,191
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	406
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,026
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	451
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	458
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	464
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	476
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	445
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	140
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,774
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	29,055
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	5,921
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,250
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,487
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	32,346
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	16,695
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	17,802
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	10,575	10,831
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,345
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,235	25,924
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	26,285	24,469
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.660%	8/1/24	3,698	3,698
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.621%	4/1/26	5,850	5,851
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,004
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,668
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	153
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,437
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,350	1,381
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,115
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,892
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,188
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,924
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,131
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,038
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	7,042
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,045
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,589
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,745
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,785
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	15,918
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	5,000	5,112
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,505
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,952
	Wellsville Central NY School District GO	4.250%	6/27/25	3,355	3,374
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,231
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	815	814
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	685	684
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	830	827
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	450	447
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,706
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	1,973
[4]	Yonkers NY GO	5.000%	9/1/30	4,365	4,440
					3,695,422
North Carolina (0.9%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,504
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,417
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,878
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,507
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,667
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	10,850	11,597
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	8,995	8,081
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,601
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	515

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	548
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	576
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/31	595	646
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,490
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,511
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,382
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,906
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,088
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,830
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	282
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.900%	7/1/34	30,000	30,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,027
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,574
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,035	2,034
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	4,105	4,119
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	4,695	4,691
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	7,435	7,382
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,570	8,087
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,310	6,735
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	10,285	10,977
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	1,910	2,011
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	920
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,146
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	254
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	130
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	205
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	485
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,455	1,460
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,455
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	242
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	126
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	222
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	721
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,522
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	860
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,603
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	566
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	787
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	891
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	602
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,003
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,796
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,335	1,350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	3,500	3,500
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	6,175	6,321
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,258
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	638
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	3,210	3,324
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,117
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	5,006
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,105
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,371
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,585
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.221%	12/1/41	32,900	32,915
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.221%	12/1/41	6,000	6,003
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.630%	8/1/24	15,995	15,995
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	401
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,901
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	522
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	566
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	607
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	441
					278,585
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	6,685	6,726
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	75
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	106
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	137

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	207
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,260	1,280
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	210
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,040
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	265
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	725
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	758
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	735	756
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	709
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	160	160
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	7,975	7,983
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,640	3,755
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	3.500%	7/1/46	890	883
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	4.000%	7/1/47	600	600
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,705	3,936
	North Dakota Public Finance Authority Appropriations Revenue (Capital Fing Program)	5.000%	6/1/32	780	789
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,777
	West Fargo ND GO	4.000%	5/1/25	350	352
	West Fargo ND GO	4.000%	5/1/26	500	507
	West Fargo ND GO	4.000%	5/1/27	425	431
					35,167
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	327
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	203
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	255
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	513
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	575	590
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	390
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	985	1,020
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	689
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	754
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	230	242
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	763
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	351
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	366
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	404
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	475
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	631
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	952
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	831
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,459
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	527
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,005
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,026
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	15,770
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,171
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,895	26,326
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,045
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,636
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,237
[6]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	3.550%	8/7/24	10,000	10,000
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,945	20,786
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	32,212
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,096
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	420
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	427
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	543
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,890	7,358
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	4,750	5,157
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,240	10,231
	Bedford City School District GO	4.625%	3/6/25	1,625	1,635
	Blue Ash OH BAN GO	4.000%	3/26/25	3,985	3,995
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,649
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,781
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,597
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,625	5,923
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,583

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,158
[10]	Butler County OH GO	5.250%	12/1/26	1,535	1,569
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,020	2,023
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,007
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,015	4,077
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,218
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,089
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,645
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,625	1,651
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	966
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,800	3,848
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,040	4,089
[1]	Celina City School District GO	5.000%	12/1/28	245	264
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,205
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	650
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	502
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	969
[4,5,11]	Cincinnati City School District GO TOB VRDO	3.730%	8/1/24	5,000	5,000
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	477
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	205
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,007
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,271
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,026
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Cleveland OH GO	4.000%	12/1/24	300	301
	Cleveland OH GO	5.000%	12/1/24	1,000	1,007
	Cleveland OH GO	2.000%	12/1/25	300	293
	Cleveland OH GO	3.000%	12/1/26	680	680
	Cleveland OH GO	2.000%	12/1/27	460	436
	Cleveland OH GO	3.000%	12/1/27	1,480	1,474
	Cleveland OH GO	2.000%	12/1/28	615	575
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	300
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	280
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	201
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	528
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,320	1,372
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,456
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	2,910	3,095
[5,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.680%	8/1/24	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/25	150	152
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/27	125	131
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/28	155	165
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/29	175	189
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	275
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	256
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	227
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	227
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	303
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	253
	Columbus OH Sewer Revenue	4.000%	6/1/31	15,000	15,027
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,065
[5]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	7,380	7,419
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,152
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	250
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	4,515	4,519
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	576
[5]	Cuyahoga County OH COP TOB VRDO	3.710%	8/7/24	4,100	4,100
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,250	4,271
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	403
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,108
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,095	2,103
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,506

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairborn City School District GO	4.000%	12/1/28	180	186
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	256
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	260
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	405
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	420
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	972
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,020
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,074
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	265	255
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	875	837
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,022
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.610%	8/1/24	4,295	4,295
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,586
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,621
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	507
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	19,027
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	613
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	830
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	800
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,885	1,886
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,038
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,032
[3]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/25	2,500	2,556
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,419
[3]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,250	2,350
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,333
[3]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/28	1,750	1,896
[3]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/30	1,000	1,120
[3]	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,250	1,419
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/25	1,150	1,161
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/26	1,755	1,785
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/27	1,845	1,889
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	981
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,112
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	15,140	15,237
	Lebanon City School District GO	3.000%	12/1/25	170	169
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,508
[1]	Lorain OH GO	4.000%	12/1/26	350	356
[1]	Lorain OH GO	4.000%	12/1/27	350	358
[1]	Lorain OH GO	4.000%	12/1/28	280	288
[5]	Lucas County OH GO TOB VRDO	4.100%	8/1/24	8,500	8,500
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/26	125	125
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/27	100	99
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	103
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	513
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	815
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	311
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	638
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	363
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,642
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,331
[1]	Midview Local School District COP	4.000%	11/1/27	500	513
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	160
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,103
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	407
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,789
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	774
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,940	5,069
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,115	1,169
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,183
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,658
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	639
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	675
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	725	752
	North Ridgeville City School District BAN GO	4.625%	9/19/24	2,865	2,868
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	168
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	209
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	233

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,508
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,885	11,930
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	600	584
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program)	3.250%	9/1/29	5,245	5,066
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program) PUT	1.375%	11/1/24	1,875	1,857
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Company Project) PUT	4.000%	6/1/27	10,500	10,610
	Ohio GO	5.000%	5/1/29	1,000	1,097
	Ohio GO	5.000%	5/1/30	1,000	1,114
	Ohio GO	5.000%	5/1/31	1,115	1,130
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	135
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,530
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	148
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	517
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	304
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,208
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,063
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	1,500	1,511
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/32	5,000	5,537
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.850%	8/1/24	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,928
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	914
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,054
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	976
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,545
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	520
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	9/1/27	650	656
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	555
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	9/1/28	680	687
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,185
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Program)	5.000%	9/1/29	715	723
	Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Program)	5.000%	9/1/31	795	802
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,261
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/26	350	359
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/27	735	763
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/28	400	420
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	264
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	412
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,324
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/28	655	600
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	1,645	1,619
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/29	1,440	1,436
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	2,000	1,968
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/28	250	264
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	6,000	5,694
[2]	Ohio Higher Educational Facility Commission College & University Revenue SIFMA Municipal Swap Index Yield + 0.230%	3.840%	12/1/42	2,670	2,629
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	260
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	375	393
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/29	450	476
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/30	1,000	1,067
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/31	645	692
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	768
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	181
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	937

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	187
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,012
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	193
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,016
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	408
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,019
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	539
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/48	4,160	4,189
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,555	1,518
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,030	6,222
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,785	3,994
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	2,045	2,246
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	2,620	2,569
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	5,675	6,219
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	7,017
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,067
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,555
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,116
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,364
	Ohio State University College and University Revenue College & University Revenue	4.000%	12/1/31	1,000	1,001
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,353
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,990
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	9,862
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	9,884
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,613
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,877
	Princeton City School District GO	5.000%	12/1/25	815	820
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	527
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	642
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,155	1,189
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	545	568
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,903
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,270
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	943
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	996
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	749
[4]	Toledo OH GO	5.000%	12/1/25	1,435	1,468
[4]	Toledo OH GO	5.000%	12/1/30	1,200	1,325
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,250
	University of Akron College & University Revenue	5.000%	1/1/26	480	484
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,048
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,161
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,087
	University of Akron College & University Revenue	5.000%	1/1/32	1,315	1,347
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,574
[5]	University of Toledo College & University Revenue TOB VRDO	4.250%	8/1/24	3,185	3,185
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	822
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	531
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	570
[4]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,663
[4]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,291
					651,889
Oklahoma (0.4%)
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,310	1,348
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,070	1,101
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,680	2,689
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	5,130	5,147
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,030	2,036
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/32	1,145	1,154
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/29	1,000	1,088
	Oklahoma County Independent School District No. 89 GO	4.000%	7/1/28	22,260	23,012
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	962
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,826
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,030
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	911
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,435
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,472

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,444
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,672
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,780
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	275	284
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/33	1,000	1,006
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	202
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	1,010	1,029
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	281
	Stillwater Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	1,245	1,247
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,105
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,063
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,054
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,033
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,570
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,001
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	600	611
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	408
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,248
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	4,720	4,882
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,720
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,908
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,513
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,528
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,756
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	295
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	842
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	457
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,921
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	517
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	485
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,184
					127,257
Oregon (0.8%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/29	2,500	2,101
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,257
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,094
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	203
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	309
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	312
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	339
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,294
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	305
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	1,945	2,007
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	1,040	1,090
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/1/24	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,178
	Multnomah & Clackamas Counties School District No. 51JT Riverdale GO	0.000%	6/15/30	1,210	991
	Multnomah County OR GO	5.000%	6/15/27	25,000	26,509
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	11,435	11,446
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,595
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	454
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	438
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	423
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	407
	Oregon	4.000%	8/1/33	1,650	1,678
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,000	1,056
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/28	3,270	3,521
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/29	2,710	2,970
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/27	1,200	1,267
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/28	2,375	2,554
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/29	1,000	1,095
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/30	1,320	1,469
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/31	3,000	3,380
	Oregon GO	2.000%	8/1/25	2,545	2,506
	Oregon GO	5.000%	6/1/28	5,000	5,391
	Oregon GO	5.000%	5/1/29	2,000	2,027
	Oregon GO	5.000%	12/1/52	1,355	1,401
	Oregon GO	5.500%	12/1/53	3,910	4,174
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	10,215	10,986

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,040	2,060
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,520	4,463
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,565	3,567
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Anna Mann Apartments Project) PUT	0.750%	12/1/24	3,030	3,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/49	6,265	6,298
[5]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	9,690	9,690
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	15,110	15,303
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,455	13,503
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/25	425	430
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	300	307
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	285	293
[5]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.730%	8/7/24	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,529
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,648
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,218
	Port of Morrow OR GO	4.000%	12/1/24	160	160
	Port of Morrow OR GO	4.000%	6/1/25	165	166
	Port of Morrow OR GO	4.000%	12/1/25	150	151
	Port of Morrow OR GO	4.000%	6/1/26	170	172
	Port of Morrow OR GO	4.000%	12/1/26	170	173
	Port of Morrow OR GO	4.000%	6/1/27	535	544
	Port of Morrow OR GO	4.000%	12/1/27	240	245
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,129
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,070
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	650	669
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,918
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,250
	Portland OR Sewer System Revenue	4.500%	5/1/33	11,435	11,632
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,043
	Portland OR Water System Water Revenue	4.000%	5/1/32	3,930	3,937
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,043
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,544
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,052
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	102
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	154
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	232
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	260
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	320	334
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,219
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,097
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	925	904
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,009
					227,301
Pennsylvania (4.6%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,428
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,528
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	235
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,729
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	365	365
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	525
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,930
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	1,555	1,536
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/29	1,100	1,124
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	1,690	1,663
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	882
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	925	902
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,132
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	4.021%	2/1/33	4,065	3,997
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,590
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,254
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	105
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,734
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	700	755

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,071
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,345
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,091
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,015	3,152
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,920	2,008
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.030%	11/15/24	1,000	1,000
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.090%	11/15/25	5,195	5,206
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.190%	11/15/26	2,000	1,996
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	11/15/47	91,920	91,952
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,415	5,426
	Allegheny County PA GO	5.000%	12/1/32	1,000	1,005
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	161
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	665
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	649
[1]	Allentown City School District GO	5.000%	2/1/25	955	963
[1]	Allentown City School District GO	3.000%	2/1/28	100	99
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,372
[1]	Allentown City School District GO	5.000%	6/1/35	1,875	1,914
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	876
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	970
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	2,010
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,440
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	7,150	7,310
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	815	832
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,230	7,333
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,742
[4]	Altoona PA Sewer GO	5.000%	12/1/24	150	151
[1]	Armstrong School District GO	3.000%	3/15/25	575	573
[1]	Armstrong School District GO	3.000%	3/15/26	875	869
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,455
	Bensalem Township School District GO	4.000%	6/1/25	430	433
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,155	1,048
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,537
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.921%	1/1/30	2,015	2,004
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.921%	7/1/31	2,160	2,149
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.921%	1/1/32	1,980	1,970
[4]	Bethlehem PA GO	5.000%	12/1/24	290	292
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	534
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,139
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	479
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,062
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	675
[1]	Bristol Township School District GO	5.000%	6/1/25	640	649
[1]	Bristol Township School District GO	5.000%	6/1/27	545	572
[1]	Bristol Township School District GO	4.000%	6/1/28	200	206
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	765	767
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/24	425	425
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	450	452
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	473
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	591
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	795
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	837
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	2,014
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	249
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	546
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	545
[5]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	3.730%	8/1/24	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,300	1,300
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,911
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,125	2,127
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,066
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	985	986
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,017

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/24	1,000	1,005
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,062
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,222
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	342
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	173
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,010
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,029
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	2,000	2,028
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	1,285	1,296
[5,6]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	40,310	40,310
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	431
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,642
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	508
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,648
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	10,000	10,643
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	130
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	5,981
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	22,250	24,452
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	27,511
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,728
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,685	3,685
[4]	Cornell School District GO	4.000%	9/1/24	500	500
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,500	2,690
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,220	1,229
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	4.250%	10/15/26	2,630	2,459
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.000%	10/15/34	4,135	3,451
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/28	255	262
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	1,145	1,153
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,439
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	250
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	12,921
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of TSFR1M + 0.880%	4.537%	9/1/48	5,000	5,001
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,112
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,357
[6]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.500%	8/7/24	300	300
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.061%	3/1/57	13,470	13,380
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.010%	3/1/57	15,495	15,330
[10]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,795	6,261
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	580	580
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,932
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	364
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	657
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,494
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	650
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	819
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	600	618
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	884
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	369
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	941
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	398
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	2,000	2,057
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,450	1,490
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/33	1,730	1,690
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,860
	Erie County Conventional Center Authority Revenue Miscellaneous Revenue	5.000%	1/15/32	1,910	1,922
	Erie Higher Education Building Authority College & University Revenue (Aicup Financing Program)	5.000%	5/1/28	355	361
[4]	Erie School District GO	5.000%	4/1/25	475	480
[4]	Erie School District GO	5.000%	4/1/26	575	592
[1,10]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,055
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	499

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,070
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	653
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,350	13,812
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	4,120	4,413
[4]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,075
[4]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,210
	Hempfield Township PA GO	4.000%	10/15/28	240	249
[5]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	3,135	3,148
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	502
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,202
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	533
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	301
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	405
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	505
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	245	243
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,073
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	300	306
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	225	229
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	820	849
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	320	331
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	685	719
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	445	467
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	615	655
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	450	479
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/29	500	540
[4]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/30	500	546
	Lancaster IDA College & University Revenue (P3 FMC Holdings, LLC Project)	5.000%	7/1/26	340	351
[4]	Lancaster PA GO	4.000%	11/1/26	2,410	2,442
[4]	Lancaster PA GO	4.000%	11/1/27	2,605	2,650
[4]	Lancaster PA GO	5.000%	11/1/27	1,290	1,325
	Lansdale Borough PA GO	2.000%	10/1/25	650	635
	Lansdale Borough PA GO	2.000%	10/1/26	300	288
	Laramie County WY Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	10,000	10,850
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	181
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	152
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	179
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,132
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	265
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	284
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	1,135	1,129
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	442
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,811
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,829
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	4,325	4,498
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,338
[4]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,511
[4]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,007
[4]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,065
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	523
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	539
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,295
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	365
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	844
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,699
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	601
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,770
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	476
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,654
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/27	815	834

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,133
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,200
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	324
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,030	2,030
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	493
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	788
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,107
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	805
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,125	3,282
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,617
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,349
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	375
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,327
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,501
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,582
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,607
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	585	583
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/24	1,000	1,002
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/25	1,000	1,009
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	325	325
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,009
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	316
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	7,130	7,347
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,465	17,844
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,261
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,047
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.170%	11/1/24	630	630
[4]	North Pocono School District GO	4.000%	9/15/28	1,580	1,634
[3]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	826
[3]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/30	2,900	3,233
[3]	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/31	2,125	2,401
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,625	2,885
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,080	1,198
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	260	261
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	483
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	100
	Northern York County School District GO	4.000%	11/15/26	1,880	1,916
	Northern York County School District GO	4.000%	11/15/28	820	847
	Penn Delco School District GO	4.000%	6/1/27	200	205
	Penn Delco School District GO	4.000%	6/1/28	445	459
	Penn Delco School District GO	4.000%	6/1/29	350	362
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/25	485	488
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,500	1,529
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/27	1,285	1,327
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/28	700	732
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/29	580	614
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/30	500	536
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,016
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	441
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,574
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	405
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	355
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	279
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	521
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,161
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,270	1,292
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	315
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	370	388
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	644
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,544
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	462
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	816
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	542

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	542
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	530
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,785	3,787
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	12,365	13,649
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,591
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	4,890	4,892
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue , SIFMA Municipal Swap Index Yield + 0.700%	4.310%	5/15/53	40,000	40,051
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.030%	11/15/24	1,370	1,370
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.090%	11/15/25	1,755	1,759
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.190%	11/15/26	1,825	1,822
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.310%	11/15/47	27,410	27,419
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,564
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,652
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	976
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	565
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,026
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	626
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	723
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,006
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,268
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,805	2,818
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	1,105	1,120
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,625	1,635
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,184
[5,6]	Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	4.270%	8/1/24	53,115	53,115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	216
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,011
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	204
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	255
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,150
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	414
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	259
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,044
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	399
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	342
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	263
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	529
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,455
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	265
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,102
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	277
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	349
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	490	488
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/46	590	590
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,585	5,582
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,915	1,902
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	2,925	2,861
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,010	2,942
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,550	1,518
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	19,592	18,898
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,545	4,382
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	13,200	13,303
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,585	6,806
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,555	15,386

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,827	5,126
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,155	6,721
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,440	4,830
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	1,875	2,048
[3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,380	1,528
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.400%	8/1/24	7,346	7,346
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	252
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	897
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,579
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,017
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,455	3,509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	769
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,258
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,632
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,056
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	766
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	400
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	562
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	813
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,602
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,080
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,632
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,180	3,194
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,046
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	104
[5]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.640%	8/1/24	5,000	5,000
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.610%	7/15/41	26,500	26,509
	Pequea Valley School District GO	4.000%	5/15/28	150	155
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.500%	6/15/29	750	753
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	536
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	543
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	660
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	915
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,595	1,621
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,293
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,343
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	622
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,303
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	234
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,100	1,116
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,028
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,000	1,014
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,670
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	856
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,017
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	4.000%	6/15/29	650	631
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/29	600	582
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	170	171
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	810	823
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/27	335	343
	Philadelphia IDA College & University Revenue	4.000%	11/1/24	1,045	1,046
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,881
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,453
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,600
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	400
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,687
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	399
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	320
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	332
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	355
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	526
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,198
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,541
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,494
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,954
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,306
	Philadelphia PA GO	5.000%	5/1/26	2,860	2,956

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,079
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,238
	Philadelphia PA GO	5.000%	8/1/28	250	254
	Philadelphia PA GO	5.000%	8/1/29	250	262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/31	2,700	2,736
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/24	500	503
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,918
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,691
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,093
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/27	4,050	4,235
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	2,595	2,749
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,104
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	735
	Pittsburgh PA GO	5.000%	9/1/24	520	521
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	140
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,205
[2,4,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.531%	9/1/40	19,500	18,934
[1]	Plum Boro PA School District GO	3.300%	9/15/29	100	100
	School District of Philadelphia GO	5.000%	9/1/24	1,395	1,397
	School District of Philadelphia GO	5.000%	9/1/24	310	310
	School District of Philadelphia GO	5.000%	9/1/24	1,000	1,001
	School District of Philadelphia GO	5.000%	9/1/25	1,040	1,059
	School District of Philadelphia GO	5.000%	9/1/25	2,115	2,153
	School District of Philadelphia GO	5.000%	9/1/25	2,325	2,367
	School District of Philadelphia GO	5.000%	9/1/26	2,690	2,792
	School District of Philadelphia GO	5.000%	9/1/26	1,500	1,557
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,708
[4,11]	School District of Philadelphia GO	5.000%	6/1/27	1,465	1,540
	School District of Philadelphia GO	5.000%	9/1/27	4,105	4,302
	School District of Philadelphia GO	5.000%	9/1/27	2,500	2,621
	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,399
	School District of Philadelphia GO	5.000%	9/1/28	2,253	2,322
	School District of Philadelphia GO	5.000%	9/1/28	275	292
	School District of Philadelphia GO	5.000%	9/1/28	1,305	1,385
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,061
	School District of Philadelphia GO	5.000%	9/1/29	10,550	10,861
	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,686
	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,896
	School District of Philadelphia GO	5.000%	9/1/33	6,180	6,626
[4]	Scranton PA GO	5.000%	11/15/28	770	817
[4]	Scranton PA GO	5.000%	11/15/29	625	670
[4]	Scranton PA GO	5.000%	11/15/30	920	997
[4]	Scranton PA GO	5.000%	11/15/31	1,675	1,833
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,086
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,759
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	301
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	321
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	953
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,020
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	805
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	46
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	167
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	164
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	311
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	226
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	266
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	26,185	28,411
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,537
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	1,960
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/25	450	456
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/26	735	756
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/27	1,200	1,251
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/28	2,035	2,152
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/25	400	404

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/26	1,000	1,025
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/27	715	744
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/28	750	793
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,021
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,536
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	398
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,591
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,839
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,142
	Twin Valley School District GO	3.000%	4/1/27	1,000	995
	Twin Valley School District GO	3.000%	4/1/29	500	490
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,487
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	748
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,096
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,027
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	10,000	10,890
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	488
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,301
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	132
	Westmoreland County PA GO	5.000%	8/15/28	1,655	1,767
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	663
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	685
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	465
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	995	994
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	2,295	2,350
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	575	591
[5]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	8,000	7,677
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	611
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	647
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,107
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,363
					1,363,825
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	51,801	52,221
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	88,006	91,804
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	73,958	79,367
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	17,900	19,810
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	8,962
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,882
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,235
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,023
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,818
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,826
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,766
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	45,465	47,618
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	358
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	12,871
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,351
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,450
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	426
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	262
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	26,138	23,407
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	25,840	21,473
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,716	1,423
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	14,085	10,786
					396,139
Rhode Island (0.3%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	500
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	508
	Providence RI GO	5.000%	1/15/25	250	252
	Providence RI GO	5.000%	1/15/26	250	256
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	8,948
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	376
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	671

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	403
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	434
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	459
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	156
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	158
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	518
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	156
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	376
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	398
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,968
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,402
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	985	1,000
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,715	1,742
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,711
[3,4]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,400	1,524
[3,4]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	680	751
[3,4]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	450	503
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	315
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	281
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	551
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	4,460	4,456
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	5,695	5,577
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	4,230	4,206
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,940	5,801
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	1,865	1,843
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,955	3,845
[8]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,030	4,031
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,143
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,110
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	435	439
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,515
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,514
					75,797
South Carolina (1.4%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,054	6,210
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	868
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/30	1,500	1,504
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	6,000	6,436
	Fort Mill School District No. 4 GO	4.000%	3/1/32	5,850	5,931
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,726
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,670
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,386
[8]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,680	12,841
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,086
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,934
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,116
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,381
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	874
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	897
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	919
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	713
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	735
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,219
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	30,000	32,593
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	15,700	16,881
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,254
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,500
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,820
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,005
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	2,250	2,256
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,011
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,575
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,262
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	7,972
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,786
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,915
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,481
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,312
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	1,525	1,566

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	166
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	317
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/27	250	261
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/28	360	383
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/29	270	292
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/30	300	328
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,187
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/32	1,000	1,015
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,868
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	983
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,267
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	491
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	872
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	424
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,140
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,380	23,925
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,000	5,302
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	293
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,454
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	4,000	4,000
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,115
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	155	158
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	153
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	349
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	323
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	312
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	182
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,059
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	635
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	953
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	953
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	639
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,074
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	645
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	518
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,500	11,444
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,063
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,646
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	700	763
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,411
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,706
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,402
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	850	935
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,000	1,114
[1,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.730%	8/1/24	3,820	3,820
[1,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.730%	8/1/24	4,505	4,505
[4,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.730%	8/1/24	12,000	12,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,831
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	911
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,502
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	263
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,165	4,170
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	145	146
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,013
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,255
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	670	688
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	486
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	179
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,000	2,035
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	1,890	1,932
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	10,230	10,293
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	455	458
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,645	1,644
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	2,835	2,853
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	8,980	8,920
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,135	3,053
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,860	3,795

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,530	6,780
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,380	4,737
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,177
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	16,619
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,932
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,531
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	587
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,047
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	293
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	761
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	209
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,599
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,914
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,378
					432,677
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,011
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,085
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,001
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	200
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	508
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	487
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	174
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	740
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	781
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,003
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	7,940
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	2,410	2,409
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,000	988
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	12,185	11,904
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,645	1,603
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	1,975	1,921
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	6,715	6,930
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,965	3,170
					44,855
Tennessee (2.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,018
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,120	1,203
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,300	1,312
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	571
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	501
	Dyer County TN GO	3.000%	6/1/27	1,400	1,384
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,071
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,071
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,335
[8]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,435	5,490
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,689
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,875
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,438
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,024
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,151
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,151
[8]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,523
[8]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,779
[3]	Memphis TN GO	5.000%	4/1/28	3,565	3,822
[3]	Memphis TN GO	5.000%	10/1/28	3,435	3,716
[3]	Memphis TN GO	5.000%	4/1/29	3,565	3,889
[3]	Memphis TN GO	5.000%	4/1/30	3,565	3,957
[3]	Memphis TN GO	5.000%	10/1/30	3,435	3,842
[3]	Memphis TN GO	5.000%	4/1/31	3,565	4,011
[3]	Memphis TN GO	5.000%	10/1/31	3,510	3,978
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,104
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	628
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	636

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	900	918
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,084
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	7/1/31	1,000	1,025
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/35	1,115	1,154
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	3.000%	10/1/24	110	110
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	445	442
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	193
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	545	538
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	9,520	10,136
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	1,300	1,432
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,750	1,758
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	6,875	6,870
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,939
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	20,995
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,943	15,385
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	876
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,126
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,914
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	769
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	23,835
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/28	12,915	13,367
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	13,430	14,026
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	5,865	6,125
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/30	12,195	12,841
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,017
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,035
	Montgomery County TN GO	4.000%	4/1/25	500	500
[17]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,281
[17]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,298
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	3,195	3,307
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	13,500	14,335
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	500
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	501
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	602
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	567
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	553
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,145
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,817
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,243
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,927
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,377
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	57,040	57,304
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	76,380	80,913
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	4,500	4,852
	Tennergy Corp. Natural Gas Revenue PUT, Prere.	5.000%	10/1/24	82,335	82,583
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	8,465	8,476
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	178
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,935	5,046
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	12,180	12,428
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,033
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,256
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	94,105	98,000
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	22,995	23,038
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	987
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	55	55
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,245	1,244
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	195	195
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	8,280	8,350
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,815	1,793
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	5,675	5,509
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,775	4,745
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	5,850	6,175
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/50	4,060	4,075
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,570	4,464
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,040	2,110
					674,516
Texas (10.0%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/31	3,075	2,671
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,255
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,425
[18]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,048
[18]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,001
[18]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,675	1,660
[18]	Alvin TX Independent School District GO	5.000%	2/15/28	50	52
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	185
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	199
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	408
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	410	412
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	205
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	437
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	551
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/34	770	769
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	2,750	2,750
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,264
	Arlington TX GO	5.000%	8/15/25	2,925	2,986
[18]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,298
[18]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,265
[18]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,543
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,242
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,129
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,295
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,301
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	893
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,611
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	400	419
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,033
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	325	325
[18]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,852
[18]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,218
[18]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,077
	Austin Independent School District GO	5.000%	8/1/29	4,455	4,887
[18]	Austin Independent School District GO	5.000%	8/1/30	1,610	1,664
[18]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,112
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,797
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,303
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,865
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,467
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,127
[18]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,393
[18]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,074
[18]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,405
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	500	527
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,685

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	500	544
	Bexar County Hospital District GO	5.000%	2/15/28	325	346
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,082
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	2,027
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,661
	Bexar County TX GO	5.000%	6/15/25	1,560	1,588
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,856
[18]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,479
[18]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	1,977
[18]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,459
[18]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,405
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,276
[18]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,121
[3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.480%	6/1/25	3,500	3,500
[5,6]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.270%	8/1/24	10,000	10,000
[18]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,042
	Carrollton TX GO	5.000%	8/15/26	1,225	1,275
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,546
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,177
[18]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,351
[18]	Celina Independent School District GO	5.000%	2/15/29	500	544
[18]	Celina Independent School District GO	5.000%	2/15/30	500	553
[18]	Celina Independent School District GO	5.000%	2/15/31	500	561
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/27	119	111
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	151
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	950
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	128
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	384
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,278
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	30,555	31,310
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,085
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	342
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	735
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,580
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,419
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,561
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,213
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,312
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,637
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	100
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,777
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	8,140	7,015
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	7,049
[10]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/30	415	330
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	5,650	5,676
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,350	4,370
[3]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	24,710	26,889
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/27	900	941
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/29	1,000	1,072
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/30	1,325	1,434
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/31	1,445	1,579
[18]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,504
[18]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,475	6,496
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	340
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	425
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	969
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	525
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	314
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	500
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	328
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/32	1,035	1,036
	College Station TX GO	3.300%	2/15/33	1,340	1,281
[18]	Comal Independent School District GO	4.000%	2/1/34	1,500	1,500
[18]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,605
[18]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,713
	Conroe TX GO	5.000%	11/15/24	1,415	1,422

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corpus Christi TX GO	5.000%	3/1/26	70	71
	Corpus Christi TX GO	4.000%	3/1/30	1,865	1,871
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	508
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	350
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	137
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	194
[5]	Corpus Christi TX Utility System Water Revenue TOB VRDO	3.660%	8/1/24	18,095	18,095
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,771
[18]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	758
[18]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	4,465	4,472
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	7,985	7,976
[18]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	11,845	11,832
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,337
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,156
	Dallas College GO	5.000%	2/15/25	3,270	3,305
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,265
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,772
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,407
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,688
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,732
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,357
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,683
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,774
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,203
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	840	866
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,669	1,731
[18]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,172
	Dallas TX GO	5.000%	2/15/25	7,700	7,782
	Dallas TX GO	5.000%	2/15/28	2,835	3,030
	Dallas TX GO	5.000%	2/15/30	15,000	16,556
	Dallas TX GO	5.000%	2/15/33	5,000	5,031
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,517
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,105
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,008
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,294
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	2,375	2,379
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,300	1,295
[5]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	6,925	6,969
[5]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	27,230	27,484
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,782
[18]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,526
[18]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,000	1,038
[18]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,076
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,264
	Denton County TX GO	4.000%	7/15/33	2,575	2,594
[18]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,852
[18]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,182
[18]	Denton Independent School District GO PUT	2.000%	8/1/24	4,270	4,270
[18]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	930	930
[18]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	730	730
[18]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,031
[18]	Dripping Springs TX Independent School District GO	5.000%	2/15/29	1,250	1,360
[18]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	12,525	12,525
[3,18]	Eagle Mountain & Saginaw Independent School District PUT GO	4.000%	8/1/27	2,375	2,417
[18]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,205
	Ector County Hospital District GO	5.000%	9/15/24	670	671
	Ector County Hospital District GO	5.000%	9/15/25	500	504
	Ector County Hospital District GO	5.000%	9/15/26	700	710
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,094
[18]	Ector County Independent School District GO PUT	4.000%	8/15/27	19,040	19,444
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,505
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,591
[18]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,070
[18]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,264
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,008
	El Paso TX GO	5.000%	8/15/27	50	50
	El Paso TX GO	4.000%	8/15/32	4,975	5,032
[3,18]	Elgin Independent School District GO	5.000%	8/1/30	500	556
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	608

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	253
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	321
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	628
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	64
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	166
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,816
[18]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,021
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,391
[18]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,548
[18]	Fort Bend Independent School District GO	4.000%	2/15/33	1,000	1,025
[18]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	21,175	21,175
[18]	Fort Bend Independent School District GO PUT	3.650%	8/1/24	6,140	6,140
[18]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,985	3,880
[18]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	16,775	15,623
[18]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,946
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,273
[18]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,558
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,193
[18]	Fort Worth Independent School District GO	4.000%	2/15/33	2,000	2,011
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,269
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,312
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,071
[18]	Friendswood Independent School District GO	4.000%	2/15/28	645	664
[18]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,941
[18]	Frisco Independent School District GO	5.000%	2/15/26	5,785	5,969
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,905
[18]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,563
[18]	Frisco Independent School District GO	2.500%	8/15/27	2,655	2,544
[18]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,781
[18]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,133
[18]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,376
[18]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,031
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,593
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,021
	Galveston County TX GO	4.000%	2/1/25	1,085	1,090
[3]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/26	400	413
[3]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/28	250	266
[3]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	300	328
[3]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	530	585
[3]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/32	650	724
[18]	Garland Independent School District GO	4.000%	2/15/33	3,490	3,495
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	732
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	781
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	3,981
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	803
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,574
[4]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	351
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,216
[4]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	261
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,643
[4]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	357
[4]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	493
[4]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	409
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	663
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	899
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,129
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,912
[18]	Godley Independent School District GO	5.000%	2/15/28	550	555
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,480
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,978
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	26,035	27,534
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,527
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/28	520	553
[1,5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.730%	8/1/24	2,425	2,425
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,527
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,582
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/29	1,715	1,774
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/30	2,040	2,122

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/31	2,140	2,236
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/32	1,050	1,102
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/33	1,155	1,211
[18]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	1,027
[18]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,449
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,019
[18]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,564
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	6,000	6,477
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,030
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,007
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,028
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,210	5,319
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,027
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,161
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,100	1,188
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,430	8,290
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	7,810	7,831
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,898
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,056
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,585	4,773
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	17,120
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	16,315	17,566
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	2,175	2,401
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/49	9,260	9,335
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.460%	7/1/49	4,500	4,492
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,194
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,542
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,617
	Harris County Hospital District GO	5.000%	2/15/30	1,070	1,097
	Harris County TX GO	5.000%	10/1/25	1,140	1,167
	Harris County TX GO	5.000%	10/1/26	1,570	1,602
	Harris County TX GO	5.000%	9/15/27	1,300	1,383
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,104
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	5,145	5,088
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,199
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,324
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,856
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,000	1,003
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,440	1,443
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,260	4,252
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,890
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,929
[18]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	831
	Hays County TX GO	5.000%	2/15/26	1,600	1,648
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	65	63
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	431
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	211
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	249
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	534
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	497
[8]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,326
[8]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,562
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,860
[18]	Houston Independent School District GO	4.000%	2/15/30	2,655	2,655
[18]	Houston Independent School District GO	4.000%	2/15/32	15,000	14,999
[18]	Houston Independent School District GO	4.000%	2/15/33	4,470	4,470
[18]	Houston Independent School District GO PUT	3.500%	6/1/25	16,500	16,463
[18]	Houston Independent School District GO PUT	4.000%	6/1/25	4,565	4,573
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,533
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,788
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,010	3,180
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,552
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,543
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,120	7,446
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	7,990	8,505
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	5,000	5,495

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/26	4,400	4,538
	Houston TX GO	5.000%	3/1/27	125	131
	Houston TX GO	5.000%	3/1/27	400	421
	Houston TX GO	5.000%	3/1/28	150	160
	Houston TX GO	5.000%	3/1/28	400	428
	Houston TX GO	5.000%	3/1/29	425	461
	Houston TX GO	5.000%	3/1/30	1,250	1,374
	Houston TX GO	5.000%	3/1/30	550	605
	Houston TX GO	5.000%	3/1/30	725	797
	Houston TX GO	5.000%	3/1/31	2,200	2,448
	Houston TX GO	5.000%	3/1/31	850	946
	Houston TX GO	5.000%	3/1/31	675	751
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	111
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	142
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	291
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	379
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	1,550	1,552
[18]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,732
[18]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,016
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/28	1,775	1,829
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/31	1,015	1,058
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,101
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,347
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,358
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,455
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,301
[18]	Hutto Independent School District GO	5.000%	8/1/28	315	340
[18]	Hutto Independent School District GO	5.000%	8/1/29	425	466
[18]	Hutto Independent School District GO	5.000%	8/1/30	225	250
[18]	Hutto Independent School District GO	5.000%	8/1/31	400	451
[18]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,007
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	742
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	507
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	460	472
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	430
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	486
[18]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,687
[18]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,283
[18]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,725
[18]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,056
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	63	61
[18]	Katy Independent School District GO	4.000%	2/15/31	1,130	1,133
[18]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,119
[18]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,473
[18]	Katy Independent School District GO PUT	1.500%	8/15/24	3,460	3,457
	Kaufman County TX GO	5.000%	2/15/26	165	169
	Kaufman County TX GO	5.000%	2/15/27	200	208
	Kaufman County TX GO	5.000%	2/15/27	175	182
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	340
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/30	2,300	2,321
[18]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,116
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,175
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	500
[18]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,691
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	227
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	246
[18]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,550
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	351
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,257
[3,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	450	481
[3,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/29	450	490
[3,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/30	500	552
[3,18]	Lamar Consolidated Independent School District GO	5.000%	2/15/31	1,250	1,400
	Laredo TX GO	5.000%	2/15/27	240	246
	Laredo TX GO	5.000%	2/15/27	1,000	1,047
	Laredo TX GO	5.000%	2/15/29	1,510	1,631
	Laredo TX GO	5.000%	2/15/30	1,200	1,316

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo TX GO	4.000%	2/15/31	1,815	1,822
	Laredo TX GO	5.000%	2/15/31	1,000	1,112
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	426	415
[18]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,544
[18]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,432
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,002
[18]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	385
[18]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,369
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,488	9,667
[18]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,671
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	468	444
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	177
[18]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	442
[18]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,016
[18]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,480
[18]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,068
	Lone Star College System GO	4.000%	2/15/32	1,250	1,256
[18]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,501
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,014
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,263
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	13,765	14,365
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,075	2,105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,206
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	6,565	6,660
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	5,020	5,026
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,155
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,545	1,597
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,773
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,231
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	3,205	3,373
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	500	535
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	6,230	6,661
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	137
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,750	1,926
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	6,755	6,837
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,000	1,077
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/28	1,000	1,069
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/29	1,460	1,584
[4,5]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.730%	8/1/24	8,000	8,000
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	838
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,062
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,240
	Lubbock TX GO	5.000%	2/15/25	3,035	3,039
[18]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,121
[18]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,939
[18]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,337
[18]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,148
[18]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,021
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Company Project)	4.000%	6/1/30	5	5
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	2,795	2,873
	McKinney TX GO	5.000%	8/15/27	400	424
	McKinney TX GO	5.000%	8/15/29	325	355
	McKinney TX GO	5.000%	8/15/30	325	360
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	381
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	551
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	452
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	566
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,095
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	2,250	2,373
[3]	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	1.000%	8/1/27	3,500	3,498
[18]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,683
[18]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,021
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	900	898
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,682
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,417
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,513
[18]	Midlothian Independent School District GO PUT	2.000%	8/1/24	4,765	4,765

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Midlothian Independent School District GO PUT, Prere.	2.000%	8/1/24	2,270	2,270
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	130
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	247
[18]	Midway Independent School District GO	4.000%	8/15/32	2,000	2,069
[18]	Midway Independent School District/McLennan County GO	4.000%	8/1/28	1,230	1,274
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,590
[18]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,240
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	501
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	759
[18]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	1,971
[18]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,913
[18]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,079
	New Braunfels TX Utility System Electric Power & Light Revenue	3.950%	9/17/24	4,600	4,600
[18]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,344
[3,18]	New Caney Independent School District PUT GO	4.000%	8/15/27	3,610	3,688
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,752
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,580
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,100	3,083
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/27	2,505	2,412
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	4,380	4,376
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,722
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/24	650	649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	1,090	1,085
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	626
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,245	1,272
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,200
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,045
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD-College Station Properties LLC - Texas A&M University Project)	5.000%	7/1/23	2,318	2,255
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,337
	North Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,650
[1]	North Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,682
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,208
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,958
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,835
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,155	1,179
[18]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,056
[18]	North East TX Independent School District GO	4.000%	8/1/32	2,000	2,006
[18]	North East TX Independent School District GO PUT	2.200%	8/1/24	17,875	17,875
[18]	North East TX Independent School District GO PUT	3.750%	8/1/27	3,015	3,044
[1,5]	North Fort Bend Water Authority Water Revenue TOB VRDO	3.720%	8/1/24	2,310	2,310
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,037
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	250	246
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	5,500	5,357
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/25	1,470	1,494
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	145	146
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	552
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	19,655
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,887
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	492
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	4,962
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	18,739
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	195
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,062
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,370	4,397
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,019
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	16,391
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	13,353
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,970	2,986
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,985	2,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,535	2,548

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	5,650	5,682
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	24,895	12,544
	North Texas Tollway Authority Highway Revenue, Prere.	0.000%	9/1/31	4,500	1,445
[12]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,385	3,921
[12]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,375	8,963
[12]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	10,395	8,668
[18]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,327
[18]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,179
[18]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,021
[18]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,318
[18]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,920
[18]	Northside Independent School District GO PUT	1.600%	8/1/24	19,465	19,465
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	23,317
[18]	Northside Independent School District GO PUT	3.000%	8/1/26	32,455	32,156
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,528
[18]	Northside Independent School District GO PUT	3.450%	8/1/27	10,180	10,244
	Nueces County TX GO	5.000%	2/15/28	435	462
	Odessa TX GO	4.000%	3/1/28	2,000	2,058
[18]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,453
[18]	Palestine Independent School District GO	4.000%	2/15/32	1,000	1,006
[18]	Paradise Independent School District GO	4.000%	8/15/27	1,895	1,905
	Parker County TX GO	4.000%	2/15/32	1,220	1,234
[18]	Pasadena Independent School District GO PUT	1.500%	8/15/24	22,445	22,423
	Pearland TX GO	5.000%	3/1/26	600	616
	Pearland TX GO	5.000%	3/1/30	1,355	1,451
	Pearland TX GO	5.000%	3/1/30	1,970	2,021
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,046
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,048
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	300
[18]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,620
[18]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,009
	Plano TX GO	3.100%	9/1/33	4,010	3,867
[18]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,605
[18]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,253
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,000
[18]	Pottsboro TX Independent School District GO PUT	2.750%	8/15/24	6,000	5,998
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	4.500%	9/1/30	444	444
[18]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,089
[18]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,424
[18]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,002
[18]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,737
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,350	11,054
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	435
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	457
[18]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,407
[18]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,737
	Rockland County TX GO	5.000%	2/1/26	550	565
	Rockland County TX GO	5.000%	2/1/27	800	836
[18]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,516
[18]	Rockwall Independent School District GO	0.000%	2/15/27	1,960	1,787
[18]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,021
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,928
[18]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,148
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,581
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,742
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/29	1,300	1,406
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/30	1,000	1,096
	San Angelo TX GO	2.000%	2/15/25	2,720	2,693
	San Angelo TX GO	3.000%	2/15/26	5,580	5,566
	San Angelo TX GO	3.000%	2/15/27	5,750	5,658
	San Angelo TX GO	3.000%	2/15/29	5,510	5,345
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,515	5,534
[3]	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Program) PUT	5.000%	8/1/27	2,900	3,038
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/27	5,320	5,622
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/28	10,125	10,857
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/29	11,435	12,438
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/30	14,705	16,190
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,086
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,125
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,371

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,546
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,500	1,572
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	2,963
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,935
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,067
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,635
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,905
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,084
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,822
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,342
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,085
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	4,957
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,800
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,000	1,101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,074
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,500	1,674
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,172
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,955	3,083
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,050
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,255	30,017
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	36,575	36,287
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,725	16,227
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,615
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,485	10,502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,960	9,283
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.480%	2/1/48	42,500	42,448
	San Antonio TX GO	5.000%	2/1/25	4,495	4,501
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.400%	8/1/24	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,054
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,091
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,108
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,486
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.260%	5/1/44	25,510	25,459
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,011
	San Jacinto Community College District GO	5.000%	2/15/27	560	586
	San Jacinto Community College District GO	5.000%	2/15/28	560	595
	San Patricio County TX GO	5.000%	4/1/26	150	154
	San Patricio County TX GO	5.000%	4/1/27	140	146
	San Patricio County TX GO	5.000%	4/1/28	450	479
	San Patricio County TX GO	5.000%	4/1/29	300	324
	San Patricio County TX GO	5.000%	4/1/30	500	549
[18]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,045
[18]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,088
[18]	Sinton Independent School District GO PUT	5.000%	8/15/24	1,760	1,761
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,541
[18]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,011
[18]	South San Antonio TX Independent School District GO	0.000%	8/15/29	1,000	838
[18]	Southside Independent School District GO	5.000%	8/15/24	250	250
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/24	500	502
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/25	5,000	5,123
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/26	1,000	1,038
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,233
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	175	175
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	334
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	182
[18]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,074
[18]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,962
[18]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,437
[18]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,121
[18]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,326
[1]	Spring Independent School District GO	5.000%	8/15/30	1,000	1,001
[18]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,162
[18]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,571

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,315
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	955
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	21,383
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,987
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,686
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,493
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	805
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,645
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	408
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,612
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	697
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,032
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	234
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,048
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	185
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	319
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,063
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	431
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,345	2,528
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,091
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,182
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,208
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,690	1,872
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	12,000	13,385
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,135	1,209
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	2,980	3,064
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	500	514
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,550	7,755
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,660	14,868
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	8/1/24	9,350	9,350
[2,5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.060%	8/1/50	28,945	28,838
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	330	345
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,032
	Temple TX GO	4.000%	8/1/32	1,630	1,652
[18]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,181
[18]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,392
[18]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,741
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,242
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,651
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,397
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,346
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,567
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/32	2,388	2,242
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,325	1,340
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	7,145	7,046
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,875	1,832
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,625	10,198
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,685	11,386
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	14,270	15,407
[5]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.150%	8/1/24	1,300	1,300
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	776
	Texas GO	5.000%	8/1/25	2,510	2,561
	Texas GO	4.000%	8/1/26	1,450	1,456
	Texas GO	5.000%	10/1/26	5,550	5,569
	Texas GO	4.000%	8/1/27	2,250	2,259
	Texas GO	5.000%	10/1/27	3,120	3,130
	Texas GO	5.000%	10/1/27	4,285	4,292
	Texas GO	4.000%	8/1/28	1,250	1,255
	Texas GO	4.000%	8/1/29	2,750	2,759
	Texas GO	4.000%	8/1/30	1,500	1,504
	Texas GO	5.000%	8/1/30	3,500	3,687
	Texas GO	4.000%	8/1/31	1,250	1,253
	Texas GO	5.000%	10/1/31	7,420	7,828
	Texas GO	5.000%	10/1/31	6,290	6,636
	Texas GO	5.000%	10/1/32	13,550	14,281

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO	5.000%	10/1/33	3,500	3,688
	Texas GO VRDO	3.540%	8/7/24	3,200	3,200
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	844
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,191
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,030
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	44,900	46,308
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	5,650	5,682
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,459
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,896
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,817
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,260	21,205
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	6,500	6,868
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	495	527
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/29	5,480	5,741
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/30	5,625	5,946
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/31	5,470	5,900
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	70,345	75,868
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	475
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	646
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,246
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,006
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,476
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	3,000	3,068
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,630	3,696
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,120	1,140
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	15,565	16,730
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	252
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	265
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	512
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,685
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,045
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	752
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	672
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,894
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,059
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,067
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,629
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,460	1,465
[8]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,207
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,758
[4,5]	Texas State Technical College & University Revenue TOB VRDO	3.810%	8/7/24	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,906
	Texas State University System College & University Revenue	5.000%	3/15/26	750	751
	Texas State University System College & University Revenue	5.000%	3/15/26	5,755	5,934
	Texas State University System College & University Revenue	5.000%	3/15/27	130	131
	Texas State University System College & University Revenue	5.000%	3/15/27	5,250	5,522
	Texas State University System College & University Revenue	5.000%	3/15/28	10,500	11,252
	Texas State University System College & University Revenue	5.000%	3/15/29	5,500	5,984
	Texas State University System College & University Revenue	5.000%	3/15/30	5,500	6,078
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	5,975
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	34,922
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,576
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,187
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,091
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,267
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,546
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,026
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,075
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,957
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,539
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,447
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,185
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,754
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,801
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,554
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,331
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,305
	Texas Water Development Board Water Revenue	4.000%	10/15/30	10,000	10,260

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,595
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,350	1,436
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,055
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,778
	Texas Water Development Board Water Revenue	4.000%	10/15/32	3,760	3,781
	Texas Water Development Board Water Revenue	5.000%	10/15/32	3,000	3,209
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,791
[18]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,054
[18]	Tomball Independent School District GO	4.000%	2/15/31	1,000	1,002
[18]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,578
[18]	Tomball Independent School District GO PUT	0.260%	8/15/24	4,700	4,693
	Travis County TX GO	5.000%	3/1/25	5,000	5,056
	Travis County TX GO	5.000%	3/1/26	5,000	5,156
	Travis County TX GO	5.000%	3/1/33	15,760	17,113
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,504
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,509
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	103
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,229
[18]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,471
[18]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,070
[18]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,106
[18]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,601
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,528
	University of Houston College & University Revenue	4.000%	2/15/32	2,240	2,241
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,150
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	427
[18]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,843
	Waco TX GO	4.000%	2/1/28	1,725	1,776
	Waco TX GO	4.000%	2/1/29	3,590	3,689
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,323
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,371
[18]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,007
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,020
[18]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,229
	Williamson County TX GO	5.000%	2/15/28	25	25
	Williamson County TX GO	5.000%	2/15/28	10,000	10,728
	Williamson County TX GO	5.000%	2/15/29	23,265	25,371
	Williamson County TX GO	4.000%	2/15/33	2,140	2,154
	Williamson County TX GO	4.000%	2/15/34	2,250	2,262
[18]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,022
[18]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,223
[18]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,673
[18]	Wylie Taylor County Independent School District GO	4.000%	2/15/31	1,925	1,941
[18]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,081
					2,982,436
Utah (0.2%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/33	7,525	6,939
	Davis School District GO	4.000%	6/1/25	4,395	4,406
[4]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	760	775
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,014
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,918
[9]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,696
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	136
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	128
[5]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/32	900	929
[5]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/31	1,250	1,172
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	4,735	4,881
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,433
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	4,360	4,812
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,427
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,855	3,158
[8]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,750
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,006
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	262
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	549
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (Master Lease Program)	5.000%	5/15/28	1,000	1,004
	Utah State University College & University Revenue	4.000%	12/1/27	480	485
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	515

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	743
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	808
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,091
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	773
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	480
					65,290
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/26	500	496
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/27	160	158
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/28	225	222
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/29	440	435
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/30	225	222
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,000	1,002
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	502
					3,152
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,110	1,126
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	4,255	4,369
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,462
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	2,150	2,169
					12,126
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	665
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	856
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	872
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	269
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,156
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,623
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,978
	Arlington County VA GO	2.500%	8/15/29	10,000	9,503
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,725	1,741
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,066
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,029
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	2,998
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/30	15,350	16,750
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,945	3,048
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,510
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric and Power Company Project) PUT	3.800%	5/28/27	4,350	4,404
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	13,925	14,731
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,617
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,485	2,493
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/24	500	501
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/25	1,000	1,014
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/28	1,680	1,734
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	524
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	539
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	544
[4]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,160	1,272
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	415
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	419
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	885	882
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	357
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	456
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	320	322
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	230
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	5.000%	12/1/25	1,000	1,027
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,256

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,304
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	2,150	2,177
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,564
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,466
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,464
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,453
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	935	1,008
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,820
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,018
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	11,094
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,089
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/32	1,085	1,112
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	4,140	4,494
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	645
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	915
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	964
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,013
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	916
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,145
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	10,215	10,610
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,500	10,829
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	2,200	2,303
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	351
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	410
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	439
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,156
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	7,834
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/27	15,500	16,390
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/28	18,275	19,683
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,860	2,876
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,018
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,486
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/29	8,285	8,158
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/29	1,250	1,258
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	430
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	40,000	40,017
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,069
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	7,049
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,231
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	228
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,615	1,665
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,925
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.960%	8/1/24	3,860	3,860
[3]	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,100	1,165
[3]	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,250	1,344
[3]	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,090
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	6,076
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	2,100	2,126
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,765	2,790
					313,869
Washington (2.0%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,477
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,583
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,138
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,260
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.810%	11/1/45	5,310	5,261
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	6,802
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,872
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,406
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,605	11,225
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	11,895
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,124
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,324
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	2,962
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,630
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	287

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,152
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,422
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	13,845	13,562
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	135
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	139
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	453
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	657
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	152
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,000	1,021
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,715
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,026
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,247
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,009
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	3,750	3,909
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,482
[3]	King County WA Sewer Revenue	5.000%	1/1/31	2,250	2,525
	King County WA Sewer Revenue	4.000%	7/1/33	2,500	2,500
	King County WA Sewer Revenue PUT	0.875%	1/1/26	1,880	1,812
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.840%	1/1/40	23,740	23,506
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	337
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/32	2,320	2,362
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,272
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	501
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,282
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,805
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,328
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,629
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,745	4,801
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,085
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,729
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,310	1,334
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/28	1,915	1,943
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.860%	5/1/45	8,025	7,868
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,064
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,825	2,857
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,158
	Spokane WA GO	4.000%	12/1/29	1,535	1,537
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	9,190	9,196
	Tacoma WA Sewer Revenue	4.000%	12/1/33	6,440	6,454
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,854
	University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	19,139
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,074
	Washington GO	5.000%	6/1/25	3,000	3,051
	Washington GO	5.000%	8/1/25	5,135	5,241
	Washington GO	5.000%	7/1/26	10,000	10,400
	Washington GO	5.000%	8/1/26	10,000	10,418
	Washington GO	5.000%	2/1/27	7,850	8,253
	Washington GO	5.000%	6/1/27	5,200	5,504
	Washington GO	5.000%	7/1/27	7,000	7,421
	Washington GO	5.000%	8/1/27	10,000	10,620
	Washington GO	5.000%	2/1/28	3,000	3,028
	Washington GO	4.000%	7/1/28	25,000	25,984
	Washington GO	4.000%	7/1/28	5,000	5,197
	Washington GO	5.000%	7/1/28	10,000	10,796
	Washington GO	5.000%	8/1/28	10,000	10,812
	Washington GO	5.000%	6/1/29	5,120	5,620
	Washington GO	5.000%	8/1/31	15,040	15,856
	Washington GO	5.000%	8/1/31	3,000	3,050
	Washington GO	5.000%	8/1/33	3,795	3,808
	Washington GO	5.000%	8/1/34	3,640	3,652
	Washington GO	5.000%	8/1/35	1,000	1,016
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,416
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,100	1,120
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,036
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,257
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	679

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,013
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,328
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,990	2,093
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,350	1,409
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,690	1,761
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,029
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,520	3,692
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,074
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,038
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,525	2,626
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,075	3,220
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,233
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	4,070	4,071
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,522
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,565	2,553
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,705	6,705
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,285
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,268
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	38,950	39,350
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.010%	1/1/35	4,740	4,742
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,533
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	450
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	560
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	855	835
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,615	2,719
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue (Single Family Program)	4.000%	6/1/49	2,460	2,458
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	357
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	206
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	22,385	22,163
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	370	370
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,258
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,000	1,995
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	353
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	362
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	580
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	820
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	867
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	830	807
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/29	655	698
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,310	1,407
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,695	1,836
	Washington State University College & University Revenue	5.000%	4/1/30	1,010	1,021
					612,484
West Virginia (0.2%)
[4]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,573
[4]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,297
[4]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,175
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	480	482
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,565	2,580
[5]	Monongalia County WV Tax Allocation Revenue	5.000%	6/1/33	920	962
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,315
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,675	3,642
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,438
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,169
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,164
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,068
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,384
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	8/1/24	5,765	5,765
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.220%	8/1/24	17,990	17,990

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,508
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,531
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	1,890	2,031
					71,902
Wisconsin (2.5%)
	Burnett County WI GO	2.000%	11/1/26	1,010	966
	Burnett County WI GO	3.000%	11/1/27	1,285	1,270
	Burnett County WI GO	3.000%	11/1/28	1,325	1,305
	Dane County WI GO	2.000%	4/1/27	3,405	3,221
	Dane County WI GO	2.000%	4/1/28	1,715	1,585
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,585
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,543
	Madison WI GO	1.250%	10/1/31	7,725	6,179
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,892
	Madison WI Metropolitan School District Miscellaneous Revenue TRAN	5.000%	9/3/24	10,000	10,016
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/28	3,125	3,105
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/29	2,785	2,758
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,010
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,885
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,568
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,865
[4]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,385
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,437
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,056
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,131
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,371
[4]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,413
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,528
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,927
	Milwaukee WI GO	5.000%	4/1/28	3,025	3,181
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,258
[4]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,091
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,404
[4]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,788
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,118
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,760
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,860
[4]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,815
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,389
[4]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,392
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,842
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,310
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	514
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,901
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,038
	Oregon WI School District GO	3.050%	3/1/30	3,190	3,089
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,505
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	184
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	468
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	430	435
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	275	281
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	440	449
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/29	450	440
	Public Finance Authority College & University Revenue	5.000%	4/1/30	1,215	1,267
	Public Finance Authority College & University Revenue	5.000%	4/1/31	1,275	1,337
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,030	1,041
	Public Finance Authority College & University Revenue	5.250%	10/1/32	720	727
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	14,951
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,785	18,641
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	427
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,505
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	227
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	530	532
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,284
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	453
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	409
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	1,215	1,211
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,113
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,134

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,955
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	879
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	258
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	366
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,680	4,936
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,388
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	260
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,329
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	323
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,735
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	1,975	1,922
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,069
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,134
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	934
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,084
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	4,350	4,377
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,552
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	16,925	17,099
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,566
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,576
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,882
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	21,435	21,378
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,466	14,379
[3]	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	22,600	22,420
	Sauk Prairie School District GO	5.000%	3/1/27	225	235
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	750	825
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,745	6,364
	Verona Area School District GO	5.000%	4/1/25	1,695	1,718
	Waukesha WI GO	2.000%	10/1/26	2,455	2,351
	Waukesha WI GO	2.000%	10/1/27	3,000	2,813
	Waukesha WI GO	2.000%	10/1/28	3,000	2,749
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,565
	Wausau School District GO	5.000%	3/1/28	2,845	3,036
	Wausau School District GO	5.000%	3/1/29	4,530	4,906
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,659
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,608
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	895
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	226
[3]	Wisconsin GO	5.000%	5/1/26	13,615	13,911
[3]	Wisconsin GO	5.000%	5/1/27	9,225	9,599
[3]	Wisconsin GO	5.000%	5/1/28	4,065	4,304
[3]	Wisconsin GO	5.000%	5/1/29	3,250	3,559
[3]	Wisconsin GO	5.000%	5/1/29	2,865	3,081
[3]	Wisconsin GO	5.000%	5/1/30	5,000	5,562
[3]	Wisconsin GO	5.000%	5/1/31	7,370	8,297
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.030%	5/1/25	3,820	3,815
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	351
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	612
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,141
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	976
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	415	413
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	400	403
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	239
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	127
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	701
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	400	408
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,028
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	347
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	647
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,866
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	207
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	715	697
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,116

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	400	413
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,130	3,229
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	750	725
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	895
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	539
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	292
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,500	2,493
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,025
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	9,445	9,983
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	188
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,507
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	300
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	6,195	6,672
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,330
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,029
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,970	6,487
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,260	3,263
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	8,355	8,389
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,195	7,175
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.760%	12/2/24	4,695	4,685
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,329
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,623
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,399
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,506
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,382
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,345	4,690
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,885	4,192
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/52	9,100	9,106
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.810%	8/1/24	8,075	8,075
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.400%	8/1/24	12,800	12,800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,431
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.790%	8/15/54	4,500	4,450
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	5,500	5,620
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,047
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	464
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	864
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	819
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	763
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	782
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	788
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	677
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	704
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	748
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	729
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	3,765	3,761
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	3,125	3,123
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,205	1,210
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,630	1,586
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,270	3,182
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	10,180	10,515
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,230	2,444

Vanguard® Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,760	3,013
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue (The Intersect Prohect) PUT	5.000%	2/1/27	1,625	1,686
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,035	1,067
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,774
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	665	658
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	3,210	3,118
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	13,070	13,072
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	12,695	12,707
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,270	1,276
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	25,067	25,849
					732,886
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	121
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	96
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	205	209
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	226
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	123
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,379
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	935	921
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,188
					37,263
Total Tax-Exempt Municipal Bonds (Cost $29,842,736)					29,610,372
				Shares
Temporary Cash Investments (1.3%)
Investment Company (1.3%)
[19]	Vanguard Municipal Low Duration Fund (Cost $375,539)	3.785%		37,554,106	375,541
Total Investments (100.3%) (Cost $30,218,275)					29,985,913
Other Assets and Liabilities—Net (-0.3%)					(75,739)
Net Assets (100%)					29,910,174
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $1,954,425,000, representing 6.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
17	Step bond.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

Vanguard® Limited-Term Tax-Exempt Fund
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at July 31, 2024.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	29,610,372	—	29,610,372
Temporary Cash Investments	375,541	—	—	375,541
Total	375,541	29,610,372	—	29,985,913